UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2011

Date of reporting period:	1/31/2011

Item 1 – Reports to Stockholders

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2010, at the beginning of the period and held through the six-month period ended January 31, 2011.

Actual Expenses

The first line for each Fund in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Prudential Investment Portfolios 2	1

Fees and Expenses (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Core Taxable Money Market Fund	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,001.30	0.01%	$0.05
Hypothetical	$1,000.00	$1,025.16	0.01%	$0.05

Prudential Core Short-Term Bond Fund	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,032.10	0.03%	$0.15
Hypothetical	$1,000.00	$1,025.05	0.03%	$0.15

* Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2011, and divided by the 365 days in the Funds’ fiscal year ended January 31, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of January 31, 2011

Principal Amount (000)	Description	Value (Note 1)

Certificates of Deposit 15.4%
	Bank of America NA
$45,000	0.290%, 04/12/11	$45,000,000
	Bank of Nova Scotia (Canada)
175,000	0.270%, 04/21/11	175,000,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.
185,000	0.280%, 02/10/11	185,000,000
	Barclays Bank PLC
125,000	0.280%, 02/08/11	125,000,000
	BNP Paribas
90,000	0.330%, 03/07/11	90,000,000
20,000	0.360%, 04/12/11	20,000,000
100,000	0.431%, 10/20/11(a)	100,000,000
143,000	0.470%, 09/21/11(a)	143,000,000
	Credit Agricole CIB/New York
122,000	0.300%, 02/01/11	122,000,000
64,000	0.320%, 02/14/11	63,999,071
	Mizuho Corporate Bank/New York
143,500	0.280%, 03/11/11	143,500,000
	Nordea Bank Finland PLC
187,000	0.300%, 04/14/11	187,000,000
2,000	0.300%, 04/15/11	1,999,879
	Norinchukin Bank NY
25,000	0.340%, 04/07/11	25,000,000
194,600	0.340%, 04/04/11	194,600,000
	Rabobank Nederland NV/New York
43,800	0.261%, 02/09/11(a)	43,800,000
	Royal Bank of Canada/New York
92,500	0.260%, 03/23/11(a)	92,500,068
35,000	0.261%, 03/14/11(a)	34,999,603
200,000	0.320%, 02/14/11(a)	200,000,000
	Royal Bank of Scotland PLC (The)
185,000	0.300%, 02/04/11	185,000,000
	Societe Generale
125,000	0.300%, 02/09/11	125,000,000
	State Street Bank & Trust Co.
185,000	0.453%, 03/30/11(a)	185,000,000
	Sumitomo Mitsui Banking Corp./New York
79,000	0.280%, 02/23/11	79,000,000
122,500	0.310%, 04/14/11	122,500,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	3

Portfolio of Investments

as of January 31, 2011 continued

Principal Amount (000)	Description	Value (Note 1)

Certificates of Deposit (cont’d.)
	Svenska Handelsbanken AB
$50,000	0.270%, 02/04/11	$50,000,000
206,000	0.275%, 04/20/11	206,000,000
22,000	0.280%, 04/21/11	21,999,999
	Toronto Dominion Bank/New York
204,000	0.330%, 10/28/11(a)	204,005,601

		3,170,904,221

Commercial Paper 32.2%
	ABN AMRO Funding USA LLC, 144A
119,000	0.310%, 05/03/11(b)	118,906,750
	Archer Daniels Midland Co., 144A
70,000	0.270%, 02/09/11(b)	69,995,800
44,400	0.280%, 04/28/11(b)	44,370,301
	AXA Financial, Inc., 144A
81,000	0.350%, 04/28/11(b)	80,932,275
	BASF AG, 144A
82,000	0.230%, 03/16/11(b)	81,977,473
	BG Energy Finance, Inc., 144A
4,000	0.350%, 02/18/11(b)	3,999,339
116,950	0.350%, 02/14/11(b)	116,935,219
	BPCE SA, 144A
113,000	0.290%, 02/08/11(b)	112,993,628
186,000	0.300%, 02/16/11(b)	185,976,750
	Citigroup Funding, Inc.
171,000	0.250%, 02/02/11(b)	170,998,813
	Danske Corp., 144A
94,500	0.280%, 02/03/11(b)	94,498,523
82,500	0.290%, 02/10/11(b)	82,494,019
	Deutsche Bank Financial LLC
159,000	0.270%, 02/01/11(b)	159,000,000
	DnB NOR Bank ASA, 144A
70,000	0.290%, 04/11/11(b)	69,961,092
43,000	0.370%, 04/21/11(a)	43,002,898
170,000	0.380%, 08/29/11(a)	170,000,000
	Electricite de France, 144A
62,175	0.270%, 03/07/11(b)	62,159,145
100,000	0.280%, 02/28/11(b)	99,979,000
	ENI Coordination, 144A
100,000	0.280%, 02/09/11(b)	99,993,778

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

Commercial Paper (cont’d.)
	ENI Finance USA, Inc., 144A
$17,000	0.280%, 02/09/11(b)	$16,998,942
	European Investment Bank
141,000	0.240%, 02/07/11(b)	140,994,360
283,000	0.320%, 03/22/11(b)	282,876,738
150,000	0.400%, 03/25/11(b)	149,913,333
	General Electric Capital Corp.
110,000	0.240%, 04/25/11(b)	109,939,133
175,000	0.240%, 04/27/11(b)	174,900,834
	HSBC Securities (USA), Inc.
170,000	0.230%, 02/08/11(b)	169,992,397
	JPMorgan Chase & Co.
356,500	0.300%, 02/07/11(b)	356,484,176
	Nordea North America, Inc.
20,000	0.285%, 04/13/11(b)	19,988,956
100,000	0.285%, 04/07/11(b)	99,948,542
70,000	0.300%, 05/25/11(b)	69,934,083
	Old Line Funding LLC, 144A
11,681	0.230%, 02/09/11(b)	11,680,403
50,000	0.250%, 03/09/11(b)	49,987,500
21,188	0.250%, 03/03/11(b)	21,183,586
110,095	0.270%, 02/03/11(b)	110,093,349
40,000	0.270%, 04/06/11(b)	39,980,800
123,496	0.270%, 02/11/11(b)	123,486,738
12,500	0.270%, 03/02/11(b)	12,497,281
52,000	0.270%, 02/08/11(b)	51,997,270
60,233	0.270%, 02/02/11(b)	60,232,548
45,034	0.270%, 04/11/11(b)	45,010,695
99,483	0.270%, 03/01/11(b)	99,462,108
	Philip Morris International, Inc., 144A
32,000	0.250%, 03/02/11(b)	31,993,556
65,000	0.250%, 03/01/11(b)	64,987,361
	Prudential PLC, 144A
75,000	0.370%, 03/10/11(b)	74,971,479
68,500	0.380%, 03/09/11(b)	68,473,970
	Reckitt Benckiser TSY, 144A
32,325	0.310%, 03/10/11(b)	32,314,701
71,000	0.320%, 02/04/11(b)	70,998,107
3,675	0.320%, 02/02/11(b)	3,674,967
80,600	0.340%, 05/17/11(b)	80,520,072
58,000	0.340%, 05/16/11(b)	57,943,031

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	5

Portfolio of Investments

as of January 31, 2011 continued

Principal Amount (000)	Description	Value (Note 1)

Commercial Paper (cont’d.)
	Skandinaviska Enskilda Banken AB, 144A
$50,000	0.330%, 02/07/11(b)	$49,997,250
200,000	0.330%, 02/04/11(b)	199,994,500
	Societe Generale North America, Inc.
157,500	0.300%, 02/07/11	157,500,000
	Standard Chartered Bank, 144A
120,500	0.300%, 02/01/11(b)	120,500,000
123,000	0.300%, 02/02/11(b)	122,998,975
	Straight-A Funding LLC, 144A
40,699	0.220%, 03/02/11(b)	40,691,787
30,000	0.230%, 03/04/11(b)	29,994,058
50,000	0.250%, 04/04/11(b)	49,978,472
19,134	0.250%, 04/01/11(b)	19,126,161
46,000	0.250%, 04/14/11(b)	45,977,000
108,000	0.250%, 04/14/11(b)	107,946,000
25,000	0.250%, 04/18/11(b)	24,986,805
38,316	0.250%, 04/18/11(b)	38,295,778
81,048	0.250%, 04/04/11(b)	81,013,104
65,000	0.250%, 04/01/11(b)	64,973,368
63,000	0.250%, 04/11/11(b)	62,969,813
16,000	0.260%, 02/03/11(b)	15,999,769
50,000	0.260%, 02/02/11(b)	49,999,639
	Swedbank AB
145,000	0.400%, 03/11/11(b)	144,938,778
	Total Capital Canada Ltd., 144A
182,000	0.340%, 03/03/11(b)	181,948,433
	Toyota Motor Credit Corp.
83,000	0.260%, 04/22/11(b)	82,952,044
41,500	0.290%, 03/03/11(b)	41,489,971
100,000	0.290%, 03/07/11(b)	99,972,611
	U.S. Bank NA
213,500	0.230%, 02/14/11(b)	213,482,268

		6,619,362,403

Loan Participations 2.7%
	Archer Daniels Midland Co.
35,000	0.250%, 02/22/11(c)	35,000,000
45,000	0.260%, 02/14/11(c)	45,000,000
44,000	0.270%, 02/25/11(c)	44,000,000

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

Loan Participations (cont’d.)
	Army & Air Force Exchange Services
$20,000	0.380%, 03/14/11(c)	$20,000,000
25,000	0.380%, 03/08/11(c)	25,000,000
50,000	0.380%, 03/18/11(c)	50,000,000
	Cargill Global Funding PLC
	0.320%, 03/16/11(c)(d)
90,000	(original cost $90,000,000; purchased 12/15/10)	90,000,000
	Cargill, Inc.
	0.320%, 04/11/11(c)(d)
40,000	(original cost $40,000,000; purchased 01/10/11)	40,000,000
	0.320%, 04/13/11(c)(d)
50,000	(original cost $50,000,000; purchased 01/13/11)	50,000,000
	0.320%, 03/10/11(c)(d)
150,000	(original cost $150,000,000; purchased 12/10/10)	150,000,000

		549,000,000

Municipal Bonds 3.0%
	Arizona Hlth. Facs. Auth. Rev., Hlth. Fac. - Catholic West, Ser. B, F.R.W.D.
24,320	0.270%, 07/01/35(a)	24,320,000
	California Hlth. Facs. Fing. Auth. Rev., Scripps Hlth., Ser. B, F.R.W.D.
22,000	0.250%, 10/01/40(a)	22,000,000
	Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Ser. X-2, Yale Univ., F.R.W.D.
79,035	0.220%, 07/01/37(a)	79,035,000
	Dallas Performing Arts Cultural Facilities Corp., F.R.D.D.
1,000	0.270%, 09/01/41(a)	1,000,000
	Gulf Coast Waste Disp. Auth. Tex. Environmental Facs. Rev., ExxonMobil Proj., Ser. A, F.R.D.D.
25,000	0.240%, 06/01/30(a)	25,000,000
	Los Angeles Calif. Uni. Sch. Dist. Ctfs. Partn., Administration Bldg. Proj., Ser. A, F.R.W.D.
41,260	0.290%, 10/01/24(a)	41,260,000
	Lower Neches Valley Auth. Tex. Indl. Dev. Corp. Exempt Facs. Rev., Ref., ExxonMobil Proj., Ser. A, F.R.D.D.
13,000	0.220%, 11/01/29(a)	13,000,000
	Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Harvard Univ., Ser. GG-2, F.R.W.D.
12,270	0.270%, 07/01/29(a)	12,270,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	7

Portfolio of Investments

as of January 31, 2011 continued

Principal Amount (000)	Description	Value (Note 1)

Municipal Bonds (cont’d.)
	Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Harvard Univ., Ser. R, F.R.D.D.
$13,140	0.220%, 11/01/49(a)	$13,140,000
	Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Mass. Inst. Technology, Ser. J-1, F.R.W.D.
63,280	0.250%, 07/01/31(a)	63,280,000
	Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Mass Inst. Technology, Ser. J-2, F.R.W.D.
66,130	0.230%, 07/01/31(a)	66,130,000
	Mobile Cnty. Alabama Indl. Dev. Auth., F.R.D.D.
1,600	0.220%, 07/15/32(a)	1,600,000
	Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Ref., Sub Lien, Santn. Dist., Ser. D, F.R.D.D.
20,800	0.290%, 12/01/39(a)	20,800,000
	Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Santn. Dist., Ser. A, F.R.D.D.
18,200	0.290%, 12/01/36(a)	18,200,000
	Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Sub Lien, Santn Dist., Ser. C, F.R.D.D.
8,450	0.290%, 12/01/38(a)	8,450,000
	Santa Clara Elec. Rev., Ser. A, F.R.D.D
19,500	0.290%, 07/01/34(a)	19,500,000
	University of Texas Perm. Univ. Fund Sys., F.R.W.D.
27,700	0.200%, 07/01/37(a)	27,700,000
	Valdez Alaska Marine Term Rev., ExxonMobil Proj., F.R.D.D.
64,800	0.220%, 12/01/29(a)	64,800,000
	Valdez Alaska Marine Term Rev., Ref., Exxon Pipeline Co. Proj., Ser. A, F.R.D.D.
51,600	0.220%, 12/01/33(a)	51,600,000
	Valdez Alaska Marine Term Rev., Ref., Exxon Pipeline Co. Proj., Ser. B, F.R.D.D.
14,900	0.220%, 12/01/33(a)	14,900,000
	Valdez Alaska Marine Term Rev., Ref., Exxon Pipeline Co. Proj., Ser. C, F.R.D.D.
33,375	0.220%, 12/01/33(a)	33,375,000

		621,360,000

Other Corporate Obligations 5.7%
	Bank of America NA, Notes
173,500	0.360%, 07/27/11(a)	173,500,000

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

Other Corporate Obligations (cont’d.)
	Bank of Nova Scotia
$10,000	0.323%, 07/06/11(a)	$10,001,107
	International Bank Recon. & Dev., Sr. Unsec’d. Notes
5,755	0.478%, 03/04/11(a)	5,755,921
	International Financial Corp.
80,000	0.200%, 02/10/11(b)	79,996,000
50,000	0.200%, 02/25/11(b)	49,993,333
47,000	0.200%, 02/02/11(b)	46,999,739
154,000	0.200%, 02/03/11(b)	153,998,289
118,700	0.200%, 03/01/11(b)	118,681,535
89,600	0.200%, 02/09/11(b)	89,596,018
	Metlife Institutional Funding, Inc. II, Sec’d. Notes, 144A
210,000	0.454%, 09/20/11(a)	210,000,000
	Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A, MTN
30,000	0.486%, 08/05/11(a)	30,030,268
	Rabobank Nederland NV/New York (Netherlands)
154,700	0.351%, 09/13/11(a)	154,700,000
	Societe Generale/New York
3,500	0.361%, 03/03/11(a)	3,499,787
	Wachovia Corp., Sr. Unsec’d. Notes
44,000	0.433%, 10/15/11(a)	43,998,380

		1,170,750,377

Other Instruments-Agency Bonds 2.1%
	Citibank NA, FDIC Gtd. Notes
21,400	1.625%, 03/30/11	21,448,398
	Citigroup, Inc., FDIC Gtd. Notes
23,429	2.875%, 12/09/11	23,927,818
	General Electric Capital Corp., FDIC Gtd. Notes, MTN
60,000	1.800%, 03/11/11	60,101,544
189,059	3.000%, 12/09/11	193,285,238
	JPMorgan Chase & Co., FDIC Gtd. Notes
25,500	0.364%, 02/23/11(a)	25,502,945
	Morgan Stanley, FDIC Gtd. Notes
38,599	3.250%, 12/01/11	39,519,436
	State Street Corp., FDIC Gtd. Notes
24,080	1.850%, 03/15/11	24,126,582
	Suntrust Bank, FDIC Gtd. Notes, MTN
38,545	3.000%, 11/16/11	39,357,226

		427,269,187

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	9

Portfolio of Investments

as of January 31, 2011 continued

Principal Amount (000)	Description	Value (Note 1)

Time Deposit 1.0%
	U.S. Bank NA
$208,000	0.250%, 02/01/11	$208,000,000

U.S. Government Agency Obligations 16.4%
	Federal Farm Credit Bank
11,050	0.351%, 08/03/11(a)	11,057,980
	Federal Home Loan Bank
68,000	0.165%, 07/25/11(a)	67,981,967
42,500	0.165%, 08/25/11(a)	42,488,192
520,000	0.165%, 08/25/11(a)	519,854,358
220,000	0.166%, 08/01/11(a)	220,000,000
50,000	0.166%, 08/10/11(a)	50,008,042
243,000	0.166%, 07/20/11(a)	242,965,650
130,000	0.170%, 02/16/11(b)	129,990,792
163,000	0.171%, 08/12/11(a)	162,943,726
100,000	0.230%, 09/26/11(a)	100,010,029
22,415	0.750%, 12/21/11	22,495,571
30,000	0.750%, 12/21/11	30,107,836
6,000	3.250%, 03/11/11	6,018,461
	Federal Home Loan Mortgage Corp.
66,200	0.166%, 05/05/11, MTN(a)	66,209,553
25,000	0.180%, 02/28/11(b)	24,996,625
1,924	0.180%, 02/07/11(b)	1,923,942
216,500	0.195%, 04/01/11(b)	216,430,810
40,000	0.220%, 02/22/11(b)	39,994,867
275,000	0.230%, 04/19/11(b)	274,864,715
153,460	0.230%, 09/26/11, MTN(a)	153,421,742
41,000	0.250%, 10/21/11(a)	41,002,939
55,000	0.363%, 04/01/11, MTN(a)	55,023,375
146,000	0.372%, 03/09/11, MTN(a)	146,036,766
	Federal National Mortgage Association
605,000	0.171%, 08/11/11(a)	604,784,832
108,500	0.221%, 09/19/11(a)	108,503,629
39,220	1.750%, 03/23/11	39,356,015

		3,378,472,414

U.S. Treasury Obligations 4.6%
	U.S. Treasury Bill
365,000	0.300%, 12/15/11(b)	364,045,257

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

U.S. Treasury Obligations (cont’d.)
	U.S. Treasury Notes
$69,000	0.875%, 05/31/11	$69,156,170
305,000	0.875%, 01/31/12	306,637,793
200,000	1.125%, 06/30/11	200,776,042

		940,615,262

Repurchase Agreements(e) 17.2%
450,000	Barclays Capital, Inc. 0.240%, dated 01/31/11, due 02/01/11 in the amount of $450,003,000 (cost $450,000,000)	450,000,000
200,000	BNP Paribas Securities Corp. 0.190%, dated 01/28/11, due 02/01/11 in the amount of $200,004,222 (cost $200,000,000)	200,000,000
214,056	BNP Paribas Securities Corp. 0.220%, dated 01/31/11, due 02/01/11 in the amount of $214,057,308 (cost $214,056,000)	214,056,000
270,000	Deutsche Bank Securities, Inc. 0.180%, dated 01/25/11, due 02/01/11 in the amount of $270,009,450 (cost $270,000,000)	270,000,000
300,000	Goldman Sachs & Co. 0.200%, dated 01/28/11, due 02/04/11 in the amount of $300,011,667 (cost $300,000,000)	300,000,000
385,000	Goldman Sachs & Co. 0.210%, dated 01/25/11, due 02/01/11 in the amount of $385,015,721 (cost $385,000,000)	385,000,000
360,000	Goldman Sachs & Co. 0.210%, dated 01/26/11, due 02/02/11 in the amount of $360,014,700 (cost $360,000,000)	360,000,000
285,000	RBS Securities, Inc. 0.180%, dated 01/25/11, due 02/01/11 in the amount of $285,009,975 (cost $285,000,000)	285,000,000
360,000	RBS Securities, Inc. 0.200%, dated 01/26/11, due 02/02/11 in the amount of $360,014,000 (cost $360,000,000)	360,000,000
200,000	RBS Securities, Inc. 0.230%, dated 01/31/11, due 02/01/11 in the amount of $200,001,278 (cost $200,000,000)	200,000,000
200,000	UBS Securities LLC 0.200%, dated 01/26/11, due 02/02/11 in the amount of $200,007,778 (cost $200,000,000)	200,000,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	11

Portfolio of Investments

as of January 31, 2011 continued

Principal Amount (000)	Description	Value (Note 1)

Repurchase Agreements(e) (cont’d.)
$325,000	UBS Securities LLC 0.200%, dated 01/28/11, due 02/01/11 in the amount of $325,007,222 (cost $325,000,000)	$325,000,000

		3,549,056,000

	Total Investments 100.3% (amortized cost $20,634,789,864)(f)	20,634,789,864
	Liabilities in excess of other assets (0.3%)	(65,589,232)

	Net Assets 100.0%	$20,569,200,632

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC—Federal Deposit Insurance Corp.

F.R.D.D.—Floating Rate (Daily) Demand

F.R.W.D.—Floating Rate (Weekly) Demand

MTN—Medium Term Note

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2011.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a security that has been deemed illiquid.
(d)	Indicates a restricted security; the aggregate original cost of such securities is $330,000,000. The aggregate value of $330,000,000 is approximately 1.6% of net assets.
(e)	Collateralized by U.S. Government Agency and FDIC guaranteed issuances.
(f)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

See Notes to Financial Statements.

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Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures

The following is a summary of the inputs used as of January 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$3,170,904,221	$—
Commercial Paper	—	6,619,362,403	—
Loan Participations	—	549,000,000	—
Municipal Bonds	—	621,360,000	—
Other Corporate Obligations	—	1,170,750,377	—
Other Instruments—Agency Bonds	—	427,269,187	—
Time Deposit	—	208,000,000	—
U.S. Government Agency Obligations	—	3,378,472,414	—
U.S. Treasury Obligations	—	940,615,262	—
Repurchase Agreements	—	3,549,056,000

Total	$—	$20,634,789,864	$—

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	13

Portfolio of Investments

as of January 31, 2011 continued

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2011 were as follows:

Commercial Paper	32.2%
Repurchase Agreements	17.2
U.S. Government Agency Obligations	16.4
Certificates of Deposit	15.4
Other Corporate Obligations	5.7
U.S. Treasury Obligations	4.6
Municipal Bonds	3.0
Loan Participations	2.7
Other Instruments—Agency Bonds	2.1
Time Deposit	1.0

100.3
Liabilities in excess of other assets	(0.3)

100.0%

See Notes to Financial Statements.

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Statement of Assets and Liabilities

as of January 31, 2011

Assets
Unaffiliated investments, at amortized cost which approximates fair value	$20,634,789,864
Cash	60,032
Interest receivable	4,948,743
Prepaid expenses	76,156

Total assets	20,639,874,795

Liabilities
Payable for investments purchased	69,260,665
Dividend payable	1,216,847
Accrued expenses	97,837
Management fee payable	82,147
Affiliated transfer agent fee payable	16,667

Total liabilities	70,674,163

Net Assets	$20,569,200,632

Net assets were comprised of:
Common stock, at par	$20,569,208
Paid-in capital in excess of par	20,548,617,550

20,569,186,758
Undistributed net investment income	13,874

Net Assets, January 31, 2011	$20,569,200,632

Net asset value, offering price and redemption price per share ($20,569,200,632 ÷ 20,569,207,853 shares of $.001 par value common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	15

Statement of Operations

Year Ended January 31, 2011

Net Investment Income
Income
Unaffiliated interest	$55,015,647

Expenses
Management fee	1,238,678
Insurance expense	303,000
Custodian’s fees and expenses	125,000
Transfer agent’s fees and expenses (including affiliated expense of $100,000) (Note 3)	102,000
Legal fees and expenses	53,000
Audit fee	22,000
Reports to shareholders	13,000
Trustees’ fees	10,000
Miscellaneous	58,084

Total expenses	1,924,762

Net investment income	53,090,885

Net Realized Gain On Investments
Net realized gain on investment transactions	229,275

Net Increase In Net Assets Resulting From Operations	$53,320,160

See Notes to Financial Statements.

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Statement of Changes in Net Assets

	Year Ended January 31,
	2011	2010
Increase (Decrease) In Net Assets
Operations
Net investment income	$53,090,885	$79,473,092
Net realized gain on investment transactions	229,275	718,963

Net increase in net assets resulting from operations	53,320,160	80,192,055

Dividends and distributions from net investment income and net realized gain (Note 1)	(53,316,319)	(80,045,611)

Fund share transactions (Note 6)
Net proceeds from shares sold	170,175,973,637	131,467,259,564
Net asset value of shares issued to shareholders in reinvestment of dividends and distributions	32,266,870	55,496,687
Cost of shares reacquired	(167,165,351,538)	(129,355,873,479)

Net increase in net assets from Fund share transactions	3,042,888,969	2,166,882,772

Total increase	3,042,892,810	2,167,029,216

Net Assets
Beginning of year	17,526,307,822	15,359,278,606

End of year(a)	$20,569,200,632	$17,526,307,822

(a) Includes undistributed net investment income of:	$13,874	$10,033

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	17

Portfolio of Investments

as of January 31, 2011

	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 94.6%
ASSET BACKED SECURITIES 38.8%

Non-Residential Mortgage Asset-Backed Securities 21.2%
Ally Auto Receivables Trust, Ser. 2010-4, Class A2	AAA(a)	0.710%	02/15/13	$4,000	$3,998,262
American Express Credit Account Master Trust, Ser. 2006-1, Class C, 144A(b)	Baa2	0.541	12/15/13	10,000	9,990,687
American Express Credit Account Master Trust, Ser. 2006-3, Class C, 144A(b)	Baa2	0.541	03/17/14	10,000	9,981,946
American Express Credit Account Master Trust, Ser. 2009-2, Class A(b)	Aaa	1.511	03/15/17	4,700	4,865,408
BA Credit Card Trust, Ser. 2006-A8, Class A8(b)	Aaa	0.291	05/15/16	2,200	2,183,285
BA Credit Card Trust, Ser. 2006-A11, Class A11(b)	Aaa	0.291	04/15/16	10,874	10,795,371
BA Credit Card Trust, Ser. 2007-A4, Class A4(b)	Aaa	0.301	11/15/19	6,022	5,868,406
BA Credit Card Trust, Ser. 2007-A6, Class A6(b)	Aaa	0.321	09/15/16	5,000	4,958,030
BA Credit Card Trust, Ser. 2007-A10, Class A10(b)	Aaa	0.331	12/15/16	11,000	10,889,196
BA Credit Card Trust, Ser. 2007-C1, Class C1(b)	A3	0.551	06/15/14	5,000	4,971,142
BA Credit Card Trust, Ser. 2008-A7, Class A7(b)	Aaa	0.961	12/15/14	9,400	9,469,211
Bank of America Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	2.670	07/15/13	11,410	11,529,776
Bank of America Auto Trust, Ser. 2009-2A, Class A3, 144A	Aaa	2.130	09/15/13	21,826	22,011,929
Bank of America Auto Trust, Ser. 2009-3A, Class A3, 144A	Aaa	1.670	12/15/13	8,350	8,413,777
Bank One Issuance Trust, Ser. 2004-A3, Class A3(b)	Aaa	0.431	02/15/17	1,500	1,493,640
BMW Vehicle Lease Trust, Ser. 2010-1, Class A2	Aaa	0.580	09/17/12	20,000	20,006,520
Capital Auto Receivables Asset Trust, Ser. 2007-1, Class A4A	Aaa	5.010	04/15/12	5,359	5,403,574

See Notes to Financial Statements.

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	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Non-Residential Mortgage Asset-Backed Securities (cont’d.)
Capital Auto Receivables Asset Trust, Ser. 2007-2, Class APT(b)	Aaa	0.541%	02/15/14	$22,551	$22,544,982
Capital Auto Receivables Asset Trust, Ser. 2008-CPA, Class A1, 144A(b)	Aaa	1.111	01/15/13	2,267	2,274,237
CarMax Auto Owner Trust, Ser. 2008-2, Class A3B(b)	Aaa	1.661	10/15/12	3,011	3,021,890
CarMax Auto Owner Trust, Ser. 2009-2, Class A3	AAA(a)	1.740	04/15/14	16,500	16,671,356
CarMax Auto Owner Trust, Ser. 2010-2, Class A2	AAA(a)	0.920	01/15/13	4,000	4,003,918
CarMax Auto Owner Trust, Ser. 2010-3, Class A2	Aaa	0.750	09/16/13	12,000	12,001,249
Chase Issuance Trust, Ser. 2005-A6, Class A6(b)	Aaa	0.331	07/15/14	4,605	4,596,187
Chase Issuance Trust, Ser. 2005-A11, Class A(b)	Aaa	0.331	12/15/14	1,000	997,545
Chase Issuance Trust, Ser. 2006-C2, Class C(b)	Baa2	0.561	04/15/13	8,751	8,749,713
Chase Issuance Trust, Ser. 2006-C4, Class C4(b)	Baa2	0.551	01/15/14	44,000	43,850,431
Chase Issuance Trust, Ser. 2007-A8, Class A(b)	Aaa	0.281	03/15/17	4,250	4,177,637
Chase Issuance Trust, Ser. 2007-A9, Class A9(b)	Aaa	0.291	06/15/14	4,000	3,990,571
Chase Issuance Trust, Ser. 2007-A10, Class A10(b)	Aaa	0.301	06/15/14	2,000	1,995,563
Chase Issuance Trust, Ser. 2008-A6, Class A6(b)	Aaa	1.461	05/15/15	2,294	2,344,685
Citibank Credit Card Issuance Trust, Ser. 2005-A9, Class A9	Aaa	5.100	11/20/17	21,150	23,568,329
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(b)	Baa2	0.661	02/20/15	19,100	18,708,649
Citibank Credit Card Issuance Trust, Ser. 2007-A8, Class A8	Aaa	5.650	09/20/19	7,750	8,794,193
Citibank Credit Card Issuance Trust, Ser. 2008-A6, Class A6(b)	Aaa	1.461	05/20/17	2,800	2,888,726

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	19

Portfolio of Investments

as of January 31, 2011 continued

	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Non-Residential Mortgage Asset-Backed Securities (cont’d.)
Citibank Credit Card Issuance Trust, Ser. 2009-A2, Class A2(b)	Aaa	1.811%	05/15/14	$35,000	$35,612,237
DaimlerChrysler Auto Trust, Ser. 2006-D, Class A4	AAA(a)	4.940	02/08/12	767	768,063
DaimlerChrysler Auto Trust, Ser. 2008-A, Class A3A	Aaa	3.700	06/08/12	976	978,214
DaimlerChrysler Financial Auto Securitization Trust, Ser. 2010-A, Class A2	AAA(a)	0.690	01/08/13	27,000	27,003,602
Discover Card Master Trust, Ser. 2007-A2, Class A2(b)	Aaa	0.642	06/15/15	3,550	3,554,275
Discover Card Master Trust, Ser. 2009-A1, Class A1(b)	Aaa	1.561	12/15/14	1,500	1,520,162
Discover Card Master Trust, Ser. 2009-A2, Class A(b)	Aaa	1.561	02/17/15	21,925	22,288,944
Discover Card Master Trust, Ser. 2010-A1, Class A1(b)	Aaa	0.911	09/15/15	21,160	21,312,574
Discover Card Master Trust, Ser. 2010-A2, Class A2(b)	AAA(a)	0.841	03/15/18	19,000	19,131,463
Discover Card Master Trust I, Ser. 2006-2, Class A3(b)	Aaa	0.341	01/19/16	6,412	6,369,914
Discover Card Master Trust I, Ser. 2006-3, Class B1(b)	A1	0.401	03/15/14	9,816	9,776,609
Ford Credit Auto Owner Trust, Ser. 2006-C, Class A4B(b)	Aaa	0.301	02/15/12	704	704,296
Ford Credit Auto Owner Trust, Ser. 2007-A, Class A4A	Aaa	5.470	06/15/12	621	631,112
Ford Credit Auto Owner Trust, Ser. 2007-B, Class A3A	Aaa	5.150	11/15/11	17	16,848
Ford Credit Auto Owner Trust, Ser. 2008-A, Class A3A	Aaa	3.960	04/15/12	285	286,955
Ford Credit Auto Owner Trust, Ser. 2008-B, Class A4A	Aaa	4.950	03/15/13	6,500	6,717,448
Ford Credit Auto Owner Trust, Ser. 2009-B, Class A3	AAA(a)	2.790	08/15/13	6,441	6,521,260
Ford Credit Auto Owner Trust, Ser. 2009-C, Class A3	Aaa	2.720	11/15/13	4,304	4,360,069
Ford Credit Auto Owner Trust, Ser. 2009-D, Class A3	Aaa	2.170	10/15/13	8,527	8,621,199

See Notes to Financial Statements.

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	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Non-Residential Mortgage Asset-Backed Securities (cont’d.)
Ford Credit Auto Owner Trust, Ser. 2009-E, Class A3	Aaa	1.510%	01/15/14	$2,650	$2,668,719
GE Business Loan Trust, Ser. 2003-2A, Class A, 144A(b)	Aaa	0.631	11/15/31	8,036	7,328,859
GE Business Loan Trust, Ser. 2004-2A, Class A, 144A(b)	Aaa	0.481	12/15/32	7,937	6,970,439
GE Business Loan Trust, Ser. 2006-2A, Class A, 144A(b)	Aaa	0.441	11/15/34	11,974	9,213,917
GE Capital Credit Card Master Note Trust, Ser. 2007-2, Class B(b)	A1	0.441	03/15/15	25,000	24,795,195
GE Capital Credit Card Master Note Trust, Ser. 2007-2, Class C(b)	A3	0.621	03/15/15	13,680	13,013,519
GE Corporate Aircraft Financing LLC, Ser. 2005-1A, Class A3, 144A(b)	Aaa	0.520	08/25/19	1,901	1,862,974
GE Dealer Floorplan Master Note Trust, Ser. 2006-2, Class B(b)	Aa2	0.501	04/20/13	5,000	4,980,758
Harley-Davidson Motorcycle Trust, Ser. 2009-2, Class A3	Aaa	2.620	03/15/14	19,053	19,257,203
Harley-Davidson Motorcycle Trust, Ser. 2009-3, Class A2	Aaa	0.940	04/15/12	2,441	2,441,147
Harley-Davidson Motorcycle Trust, Ser. 2009-3, Class A3	Aaa	1.740	09/15/13	11,000	11,081,620
Harley-Davidson Motorcycle Trust, Ser. 2009-4, Class A3	Aaa	1.870	02/15/14	11,750	11,838,552
Honda Auto Receivables Owner Trust, Ser. 2008-1, Class A3	Aaa	4.470	01/18/12	839	841,102
Honda Auto Receivables Owner Trust, Ser. 2009-2, Class A3	AAA(a)	2.790	01/15/13	781	789,531
Honda Auto Receivables Owner Trust, Ser. 2010-1, Class A3	Aaa	1.250	10/21/13	2,700	2,713,811
Honda Auto Receivables Owner Trust, Ser. 2010-2, Class A3	Aaa	1.340	03/18/14	1,190	1,199,372
Honda Auto Receivables Owner Trust, Ser. 2010-3, Class A2	Aaa	0.530	01/21/13	2,000	1,999,705
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	3.940	06/15/13	18,054	18,308,861

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	21

Portfolio of Investments

as of January 31, 2011 continued

	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Non-Residential Mortgage Asset-Backed Securities (cont’d.)
Hyundai Auto Receivables Trust, Ser. 2009-A, Class A2	AAA(a)	1.110%	02/15/12	$231	$231,004
Hyundai Auto Receivables Trust, Ser. 2009-A, Class A3	AAA(a)	2.030	08/15/13	1,500	1,515,567
Hyundai Auto Receivables Trust, Ser. 2010-A, Class A3	Aaa	1.500	10/15/14	1,800	1,817,690
Hyundai Auto Receivables Trust, Ser. 2010-B, Class A2	Aaa	0.570	03/15/13	7,000	7,001,973
MBNA Credit Card Master Note Trust, Ser. 2003-A10, Class A10(b)	Aaa	0.521	03/15/16	6,500	6,496,023
MBNA Credit Card Master Note Trust, Ser. 2005-A2, Class A2(b)	Aaa	0.341	10/15/14	5,000	4,992,194
MBNA Credit Card Master Note Trust, Ser. 2006-A2, Class A2(b)	Aaa	0.321	06/15/15	1,000	996,329
MBNA Credit Card Master Note Trust, Ser. 2006-C2, Class C2(b)	A3	0.561	08/15/13	21,800	21,789,606
MBNA Credit Card Master Note Trust, Ser. 2006-C3, Class C3(b)	A3	0.551	10/15/13	7,455	7,446,105
National City Credit Card Master Trust, Ser. 2006-1, Class C(b)	Baa2	0.541	03/15/13	5,000	4,974,697
National City Credit Card Master Trust, Ser. 2007-1, Class C(b)	Baa2	0.561	03/15/14	17,625	16,713,384
Nissan Auto Lease Trust, Ser. 2009-B, Class A2	Aaa	1.220	09/15/11	300	300,073
Nissan Auto Receivables Owner Trust, Ser. 2007-B, Class A4	Aaa	5.160	03/15/14	1,204	1,234,235
Nissan Auto Receivables Owner Trust, Ser. 2008-B, Class A3	Aaa	4.460	04/15/12	4,489	4,518,399
Nissan Auto Receivables Owner Trust, Ser. 2008-C, Class A3A	Aaa	5.930	07/15/12	431	435,367
Nissan Auto Receivables Owner Trust, Ser. 2010-A, Class A2	Aaa	0.550	03/15/13	7,500	7,498,314
Origen Manufactured Housing, Ser. 2006-A, Class A1(b)	B2	0.411	11/15/18	4,710	4,551,462

See Notes to Financial Statements.

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	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Non-Residential Mortgage Asset-Backed Securities (cont’d.)
SLM Student Loan Trust, Ser. 2007-6, Class A1(b)	Aaa	0.473%	04/25/15	$1,418	$1,416,925
SLM Student Loan Trust, Ser. 2008-1, Class A1(b)	Aaa	0.553	07/25/13	453	453,430
SLM Student Loan Trust, Ser. 2008-2, Class A1(b)	Aaa	0.603	01/25/15	4,108	4,109,523
Tal Advantage LLC, Ser. 2006-1	Baa2	0.451	04/20/21	5,250	4,893,145
USAA Auto Owner Trust, Ser. 2007-1, Class A4	Aaa	5.550	02/15/13	1,778	1,788,631
USAA Auto Owner Trust, Ser. 2008-2, Class A3	Aaa	4.640	10/15/12	2,336	2,354,485
USAA Auto Owner Trust, Ser. 2008-3, Class A3	Aaa	4.280	10/15/12	1,353	1,361,386
Wachovia Auto Owner Trust, Ser. 2008-A, Class A3A	Aaa	4.810	09/20/12	2,749	2,771,773
Wachovia Auto Owner Trust, Ser. 2008-A, Class A3B(b)	Aaa	1.211	09/20/12	2,803	2,806,286
World Omni Auto Receivables Trust, Ser. 2008-B, Class A3A	Aaa	5.130	04/15/13	4,912	4,979,038
World Omni Automobile Lease Securitization Trust, Ser. 2009-A, Class A2	Aaa	1.020	01/15/12	3,150	3,152,190

					772,089,783

Residential Mortgage Asset-Backed Securities 17.6%
Accredited Mortgage Loan Trust, Ser. 2004-4, Class A2D(b)	Aaa	0.610	01/25/35	2,363	2,126,833
Ace Securities Corp., Home Equity Loan, Ser. 2003-HE1, Class M2(b)	Ba3	2.810	11/25/33	232	143,716
Ace Securities Corp., Home Equity Loan, Ser. 2003-OP1, Class M1(b)	Aaa	1.310	12/26/33	4,410	3,634,524
Ace Securities Corp., Home Equity Loan, Ser. 2004-FM1, Class M1(b)	Aa2	1.160	09/25/33	857	719,209
Ace Securities Corp., Home Equity Loan, Ser. 2004-OP1, Class M1(b)	Aa2	1.040	04/25/34	7,014	6,160,318

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	23

Portfolio of Investments

as of January 31, 2011 continued

	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Residential Mortgage Asset-Backed Securities (cont’d.)
Ace Securities Corp., Home Equity Loan, Ser. 2005-HE2, Class M2(b)	Aa2	0.710%	04/25/35	$1,320	$1,300,012
Aegis Asset Backed Securities Trust, Ser. 2004-2, Class A1(b)	Aaa	0.560	06/25/34	263	242,994
Ameriquest Mortgage Securities, Inc., Ser. 2003-1, Class M1(b)	Aa2	1.610	02/25/33	12,981	9,878,649
Ameriquest Mortgage Securities, Inc., Ser. 2003-2, Class M2(b)	B3	3.035	03/25/33	335	72,626
Ameriquest Mortgage Securities, Inc., Ser. 2003-8, Class M1(b)	Aa2	0.960	10/25/33	4,968	3,652,431
Ameriquest Mortgage Securities, Inc., Ser. 2003-9, Class AV2(b)	Aaa	0.600	09/25/33	718	655,099
Ameriquest Mortgage Securities, Inc., Ser. 2003-11, Class AV2(b)	Aaa	0.630	01/25/34	723	648,074
Ameriquest Mortgage Securities, Inc., Ser. 2003-11, Class M1(b)	Aa2	0.950	01/25/34	928	791,115
Ameriquest Mortgage Securities, Inc., Ser. 2003-12, Class M1(b)	Aa2	1.010	01/25/34	1,906	1,597,505
Ameriquest Mortgage Securities, Inc., Ser. 2004-R3, Class A4(b)	Aaa	0.710	05/25/34	737	651,231
Ameriquest Mortgage Securities, Inc., Ser. 2004-R5, Class M1(b)	Aa2	0.840	07/25/34	1,509	1,148,360
Ameriquest Mortgage Securities, Inc., Ser. 2004-R6, Class A1(b)	Aa3	0.470	07/25/34	5,392	4,706,508
Ameriquest Mortgage Securities, Inc., Ser. 2004-R8, Class M1(b)	Aa1	0.900	09/25/34	15,240	12,774,945
Ameriquest Mortgage Securities, Inc., Ser. 2005-R3, Class A1B(b)	Aaa	0.520	05/25/35	1,514	1,319,921

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Residential Mortgage Asset-Backed Securities (cont’d.)
Ameriquest Mortgage Securities, Inc., Ser. 2005-R9, Class AF4	Aaa	5.444%	11/25/35	$1,500	$1,553,776
Ameriquest Mortgage Securities, Inc., Ser. 2005-R9, Class AF5	Aaa	5.386	11/25/35	1,808	1,509,224
Ameriquest Mortgage Securities, Inc., Ser. 2005-R11, Class A2D(b)	A2	0.590	01/25/36	330	266,710
Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC5, Class M2(b)	Baa3	2.060	07/25/32	112	48,249
Argent Securities, Inc., Ser. 2003-W4, Class M1(b)	Aaa	1.460	10/25/33	6,595	5,571,966
Argent Securities, Inc., Ser. 2003-W5, Class M1(b)	Aaa	0.960	10/25/33	191	154,574
Argent Securities, Inc., Ser. 2003-W7, Class A2(b)	Aaa	1.040	03/25/34	134	104,156
Argent Securities, Inc., Ser. 2004-W6, Class AV2(b)	Aaa	0.710	05/25/34	488	441,787
Argent Securities, Inc., Ser. 2004-W6, Class M1(b)	Aa2	0.810	05/25/34	2,363	1,875,567
Argent Securities, Inc., Ser. 2004-W8, Class A2(b)	Aaa	1.220	05/25/34	248	217,375
Argent Securities, Inc., Home Equity Loan, Ser. 2003-W2, Class M4(b)	Baa1	5.885	09/25/33	1,000	747,729
Argent Securities, Inc., Home Equity Loan, Ser. 2003-W3, Class M2(b)	Baa1	2.960	09/25/33	12,586	8,413,154
Argent Securities, Inc., Home Equity Loan, Ser. 2004-W5, Class M1(b)	Aa2	0.860	04/25/34	855	683,035
Argent Securities, Inc., Home Equity Loan, Ser. 2004-W7, Class M1(b)	Aa1	0.810	05/25/34	1,531	1,166,400
Asset Backed Funding Certs., Ser. 2003-AHL1, Class A1	Aaa	4.184	03/25/33	777	749,975
Asset Backed Funding Certs., Ser. 2003-OPT1, Class A3(b)	Aaa	0.940	04/25/33	1,169	940,638

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	25

Portfolio of Investments

as of January 31, 2011 continued

	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Residential Mortgage Asset-Backed Securities (cont’d.)
Asset Backed Funding Certs., Ser. 2004-HE1, Class M1(b)	Aa2	1.160%	03/25/34	$2,118	$1,760,300
Asset Backed Funding Certs., Ser. 2006-OPT1, Class A3D(b)	Ca	0.500	09/25/36	6,000	2,969,148
Asset Backed Securities Corp. Home Equity Loan, Ser. 2003-HE5, Class M2(b)	A2	3.111	09/15/33	548	271,815
Asset Backed Securities Corp. Home Equity Loan, Ser. 2003-HE6, Class A2(b)	Aaa	0.600	11/25/33	193	160,555
Asset Backed Securities Corp. Home Equity Loan, Ser. 2004-HE1, Class M1(b)	Aa2	1.311	01/15/34	2,474	2,109,478
Asset Backed Securities Corp. Home Equity Loan, Ser. 2004-HE2, Class M1(b)	Aa2	1.085	04/25/34	475	402,437
Asset Backed Securities Corp. Home Equity Loan, Ser. 2004-HE3, Class M1(b)	Aa2	0.800	06/25/34	479	408,162
Asset Backed Securities Corp. Home Equity Loan, Ser. 2005-HE6, Class M1(b)	Aa1	0.750	07/25/35	1,981	1,935,829
Bear Stearns Asset Backed Securities Trust, Ser. 2003-3, Class M1(b)	Aa2	1.080	06/25/43	1,185	721,296
Bear Stearns Asset Backed Securities Trust, Ser. 2004-1, Class M1(b)	AA(a)	0.910	06/25/34	4,030	3,215,954
Bear Stearns Asset Backed Securities Trust, Ser. 2004-HE2, Class M1(b)	Aa2	0.860	03/25/34	7,247	6,048,951
Bear Stearns Asset Backed Securities Trust, Ser. 2004-HE7, Class M1(b)	Aa2	0.860	08/25/34	5,737	5,246,204
Bear Stearns Asset Backed Securities Trust, Ser. 2004-HE10, Class M1(b)	Aa2	0.910	12/25/34	1,216	1,033,453
Bear Stearns Asset Backed Securities Trust, Ser. 2007-FS1, Class 1A3(b)	Ca	0.430	05/25/35	19,000	6,864,529

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Residential Mortgage Asset-Backed Securities (cont’d.)
Carrington Mortgage Loan Trust, Ser. 2005-NC4, Class M1(b)	Caa1	0.740%	09/25/35	$9,265	$6,083,853
CDC Mortgage Capital Trust, Home Equity Loan, Ser. 2002-HE2, Class M2(b)	Ca	2.510	01/25/33	308	57,858
CDC Mortgage Capital Trust, Ser. 2003-HE3, Class M1(b)	Baa2	1.310	11/25/33	8,023	6,487,211
CDC Mortgage Capital Trust, Ser. 2003-HE4, Class M1(b)	A1	1.235	03/25/34	2,812	2,273,331
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2002-2, Class 2A1(b)	Aaa	0.760	05/25/32	535	501,713
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2003-1, Class 2A2(b)	Aaa	0.920	11/25/32	866	738,677
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2003-2, Class 2A2(b)	Aaa	0.820	02/25/33	479	409,996
Citicorp Residential Mortgage Securities, Inc., Ser. 2007-2, Class M3	C	6.490	06/25/37	5,560	1,393,047
Citigroup Mortgage Loan Trust, Inc., Ser. 2004-OPT1, Class A2(b)	Aaa	0.620	10/25/34	1,611	1,470,385
Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE1, Class M1(b)	Aaa	0.690	05/25/35	529	527,965
Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE3, Class M1(b)	Ba1	0.720	09/25/35	2,000	1,780,484
Conseco Finance Corp., Ser. 2001-C, Class M1(b)	Aa3	0.961	08/15/33	764	572,680
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2002-3, Class M1(b)	Baa2	1.385	03/25/32	336	275,301
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2003-2, Class 3A(b)	Aa3	0.760	08/26/33	478	316,576

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	27

Portfolio of Investments

as of January 31, 2011 continued

	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
Residential Mortgage Asset-Backed Securities (cont’d.)

Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2003-3, Class M1(b)	A1	1.310%	08/25/33	$1,918	$771,665
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2005-15, Class 1AF4(b)	B3	5.635	04/25/36	1,900	1,465,639
Countrywide Asset-Backed Certificates, Ser. 2003-BC4, Class M1(b)	Aa2	1.310	07/25/33	469	397,644
Countrywide Asset-Backed Certificates, Ser. 2004-1, Class M1(b)	Aa1	0.760	03/25/34	1,570	1,280,729
Countrywide Asset-Backed Certificates, Ser. 2004-2, Class M1(b)	Aa2	0.760	05/25/34	3,500	2,845,913
Countrywide Asset-Backed Certificates, Ser. 2004-ECC1, Class M1(b)	Aa2	1.205	11/25/34	6,605	5,788,150
Countrywide Asset-Backed Certificates, Ser. 2005-14, Class M1(b)	C	0.710	04/25/36	1,750	718,956
Countrywide Asset-Backed Certificates, Ser. 2005-2, Class M1(b)	Aa2	0.680	08/25/35	3,300	3,070,468
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2001-HE17, Class A1(b)	Aaa	0.880	01/25/32	1,863	1,513,371
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2001-HE25, Class M1(b)	Baa1	1.860	03/25/32	771	560,456
Credit-Based Asset Servicing And Securitization LLC, Ser. 2004-CB3, Class M1(b)	Aa2	1.040	03/25/34	883	724,784
Cwl, Ser. 2006-S7, Class A(b)(c)	Caa3	0.350	11/25/35	1,234	962,691
Equifirst Mortgage Loan Trust, Ser. 2003-1, Class M2(b)	Baa1	2.160	12/27/32	199	121,434
Equifirst Mortgage Loan Trust, Ser. 2004-2, Class M1(b)	Aa1	0.810	10/25/34	2,931	2,320,702

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Residential Mortgage Asset-Backed Securities (cont’d.)
Equity One ABS, Inc., Ser. 2003-1, Class M1	A2	4.860%	07/25/33	$210	$191,209
Finance America Mortgage Loan Trust, Ser. 2004-3, Class M1(b)	Aa1	1.130	11/25/34	11,482	9,891,366
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2004-FF5, Class A1(b)	AAA(a)	0.620	08/25/34	658	575,987
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FFH4, Class M4(b)	C	0.910	12/27/35	3,500	265,853
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2006-FFH1, Class M2(b)	C	0.660	01/25/36	2,000	395,866
First NLC Trust, Ser. 2005-2, Class M1(b)	B1	0.740	09/25/35	2,500	2,109,358
Fremont Home Loan Trust, Ser. 2003-B, Class M1(b)	Aa3	1.310	12/26/33	1,041	815,514
Fremont Home Loan Trust, Ser. 2004-1, Class M1(b)	Aaa	0.935	02/25/34	2,015	1,633,939
Fremont Home Loan Trust, Ser. 2004-1, Class M6(b)	A3	2.210	02/25/34	299	117,206
Fremont Home Loan Trust, Ser. 2004-2, Class M1(b)	Aaa	1.115	07/25/34	578	508,715
Fremont Home Loan Trust, Ser. 2004-2, Class M2(b)	Aa1	1.190	07/25/34	2,400	2,104,066
Fremont Home Loan Trust, Ser. 2004-B, Class M1(b)	Aaa	1.130	05/25/34	5,754	4,529,808
Fremont Home Loan Trust, Ser. 2004-C, Class M1(b)	Aa1	1.235	08/25/34	9,730	7,961,962
GSAMP Trust, Home Equity Loan, Ser. 2003-FM1, Class M2(b)	Caa3	3.036	03/20/33	219	69,342
GSAMP Trust, Home Equity Loan, Ser. 2004-FM1, Class M1(b)	Aaa	1.235	11/25/33	13,475	11,730,174
GSAMP Trust, Home Equity Loan, Ser. 2004-FM1, Class M2(b)	A1	2.360	11/25/33	271	174,772
GSAMP Trust, Home Equity Loan, Ser. 2004-NC1, Class M1(b)	Aa2	1.085	03/25/34	4,959	4,179,950
GSAMP Trust, Home Equity Loan, Ser. 2006-HE6, Class A3(b)	Ca	0.410	08/25/36	20,148	11,146,317

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	29

Portfolio of Investments

as of January 31, 2011 continued

	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Residential Mortgage Asset-Backed Securities (cont’d.)
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-3, Class M1(b)	Baa2	1.610%	02/25/33	$1,322	$1,012,999
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-4, Class M1(b)	Baa1	1.760	03/25/33	1,421	1,139,388
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-2, Class M1(b)	Baa1	1.580	08/25/33	2,475	1,938,203
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-3, Class M1(b)	A2	1.550	08/25/33	2,995	2,426,762
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-4, Class M1(b)	Aa3	1.460	10/25/33	12,345	10,344,438
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-8, Class M1(b)	A2	1.340	04/25/34	1,255	1,084,308
Home Equity Asset Trust, Home Equity Loan, Ser. 2004-1, Class M1(b)	A1	1.205	06/25/34	21,055	17,296,784
Home Equity Asset Trust, Home Equity Loan, Ser. 2004-3, Class M1(b)	A1	1.115	08/25/34	2,754	2,183,560
Home Equity Asset Trust, Home Equity Loan, Ser. 2005-3, Class M2(b)	A1	0.700	08/25/35	2,450	2,385,942
Home Equity Asset Trust, Home Equity Loan, Ser. 2005-5, Class M1(b)	A1	0.740	11/25/35	2,625	2,312,588
Home Equity Asset Trust, Ser. 2004-2, Class M1(b)	A1	1.055	07/25/34	4,355	3,315,156
HSBC Home Equity Loan Trust, Ser. 2005-3, Class A1(b)	Aaa	0.521	01/20/35	265	253,588
HSBC Home Equity Loan Trust, Ser. 2006-1, Class M2(b)	Aa1	0.561	01/20/36	1,367	1,172,022
HSBC Home Equity Loan Trust, Ser. 2006-2, Class M1(b)	Aa1	0.531	03/20/36	1,165	1,078,086
HSBC Home Equity Loan Trust, Ser. 2006-2, Class M2(b)	Aa1	0.551	03/20/36	9,313	8,202,364

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Residential Mortgage Asset-Backed Securities (cont’d.)
HSBC Home Equity Loan Trust, Ser. 2006-3, Class A4(b)	Aaa	0.501%	03/20/36	$7,997	$6,777,610
HSBC Home Equity Loan Trust, Ser. 2006-4, Class A3V(b)	Aaa	0.411	03/20/36	15,000	14,196,675
HSBC Home Equity Loan Trust, Ser. 2007-1, Class AS(b)	Aaa	0.461	03/20/36	926	868,068
HSBC Home Equity Loan Trust, Ser. 2007-1, Class M1(b)	A1	0.641	03/20/36	430	265,243
HSBC Home Equity Loan Trust, Ser. 2007-2, Class A4(b)	A1	0.561	07/20/36	400	318,256
HSBC Home Equity Loan Trust, Ser. 2007-2, Class M2(b)	B2	0.631	07/20/36	1,000	513,950
HSBC Home Equity Loan Trust, Ser. 2007-3, Class A4(b)	Aa2	1.761	11/20/36	5,360	4,630,413
HSBC Home Equity Loan Trust, Ser. 2007-3, Class M2(b)	Ba1	2.761	11/20/36	3,500	1,748,614
HSI Asset Securitization Corp. Trust, Ser. 2006-OPT4, Class 2A4(b)	B2	0.510	03/25/36	1,400	758,759
Irwin Home Equity Corp., Ser. 2006-2, Class 2A1, 144A(b)	A2	0.360	02/25/36	60	58,980
Long Beach Mortgage Loan Trust, Ser. 2003-3, Class M1(b)	Aa2	1.385	07/25/33	2,818	2,311,477
Long Beach Mortgage Loan Trust, Ser. 2003-4, Class M1(b)	Aa2	1.280	08/25/33	5,487	4,526,096
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M1(b)	Aa1	1.010	02/25/34	29,430	25,337,758
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M2(b)	Aa2	1.085	02/25/34	6,340	5,658,647
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(b)	Aa2	0.790	06/25/34	15,790	13,206,305
Long Beach Mortgage Loan Trust, Ser. 2004-3, Class M1(b)	Aa1	0.830	07/25/34	11,630	9,777,923

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	31

Portfolio of Investments

as of January 31, 2011 continued

	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Residential Mortgage Asset-Backed Securities (cont’d.)
Long Beach Mortgage Loan Trust, Ser. 2005-WL1, Class M2(b)	Ba3	0.810%	06/25/35	$10,000	$8,653,850
Mastr Asset Backed Securities Trust, Ser. 2004-OPT2, Class A1(b)	Aaa	0.610	09/25/34	806	664,752
Mastr Asset Backed Securities Trust, Ser. 2004-OPT2, Class A2(b)	Aaa	0.610	09/25/34	170	138,652
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-WMC2, Class M2(b)	A2	3.110	02/25/34	430	392,227
Merrill Lynch Mortgage Investors, Inc., Ser. 2004-HE2, Class A1A(b)	AAA(a)	0.660	08/25/35	54	51,208
Merrill Lynch Mortgage Investors, Inc., Ser. 2004-HE2, Class M1(b)	AA+(a)	1.060	08/25/35	1,850	1,331,104
Merrill Lynch Mortgage Investors, Inc., Ser. 2004-WMC1, Class M2(b)	A2	1.910	10/25/34	3,599	2,903,119
Morgan Stanley ABS Capital I, Ser. 2002-NC6, Class M1(b)	A2	1.760	11/25/32	1,253	933,913
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1(b)	Aa2	1.460	05/25/33	1,582	1,307,257
Morgan Stanley ABS Capital I, Ser. 2003-NC10, Class M1(b)	Aa2	1.280	10/25/33	801	692,406
Morgan Stanley ABS Capital I, Ser. 2003-NC5, Class M1(b)	Aa3	1.535	04/25/33	8,894	7,387,541
Morgan Stanley ABS Capital I, Ser. 2003-NC5, Class M3(b)	B1	3.710	04/25/33	225	57,962
Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M1(b)	Aa2	1.310	09/25/33	3,245	2,542,818
Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M2(b)	A2	2.885	09/25/33	336	184,532
Morgan Stanley ABS Capital I, Ser. 2004-HE1, Class A4(b)	AAA(a)	1.000	01/25/34	1,253	1,118,670

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Residential Mortgage Asset-Backed Securities (cont’d.)
Morgan Stanley ABS Capital I, Ser. 2004-HE5, Class M1(b)	Aa2	0.890%	06/25/34	$1,925	$1,545,719
Morgan Stanley ABS Capital I, Ser. 2004-HE7, Class M1(b)	Aa1	0.860	08/25/34	3,607	2,799,293
Morgan Stanley ABS Capital I, Ser. 2004-HE8, Class A4(b)	Aaa	0.640	09/25/34	469	380,731
Morgan Stanley ABS Capital I, Ser. 2004-HE8, Class M1(b)	Aa1	0.900	09/25/34	19,810	15,873,060
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(b)	Aa2	1.310	12/27/33	2,478	2,076,013
Morgan Stanley ABS Capital I, Ser. 2004-NC5, Class M1(b)	Aa2	0.860	05/25/34	1,038	775,762
Morgan Stanley ABS Capital I, Ser. 2004-WMC2, Class M1(b)	Aa1	1.175	07/25/34	3,136	2,701,287
Morgan Stanley ABS Capital I, Ser. 2005-HE4, Class M2(b)	B1	0.730	07/25/35	1,000	584,706
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-HE1, Class M2(b)	C	2.210	07/25/32	247	37,027
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M1(b)	Aa2	1.670	10/25/32	1,352	1,098,287
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M2(b)	Baa2	2.660	10/25/32	280	144,022
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2003-NC3, Class M1(b)	Aa1	1.610	03/25/33	1,391	1,185,104
Morgan Stanley Dean Witter Capital I, Ser. 2002-AM2, Class M1(b)	Aa3	1.385	05/25/32	1,515	1,173,130
Morgan Stanley Dean Witter Capital I, Ser. 2002-AM3, Class A3(b)	Aaa	1.240	02/25/33	2,205	1,879,147
Morgan Stanley Dean Witter Capital I, Ser. 2002-AM3, Class M2(b)	Baa1	3.260	02/25/33	539	368,246
Morgan Stanley Dean Witter Capital I, Ser. 2003-NC3, Class M3(b)	Baa2	3.635	03/25/33	394	121,894

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	33

Portfolio of Investments

as of January 31, 2011 continued

	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Residential Mortgage Asset-Backed Securities (cont’d.)
Morgan Stanley Home Equity Loan Trust, Ser. 2005-2, Class M1(b)	Aaa	0.670%	05/25/35	$890	$887,717
New Century Home Equity Loan Trust, Ser. 2003-4, Class M1(b)	Aa2	1.385	10/25/33	9,446	8,124,513
New Century Home Equity Loan Trust, Ser. 2003-5, Class AI6	Aaa	5.303	11/25/33	15,000	14,564,520
New Century Home Equity Loan Trust, Ser. 2003-6, Class M1(b)	Aa2	1.340	01/25/34	14,362	12,547,334
New Century Home Equity Loan Trust, Ser. 2004-1, Class M1(b)	Aa2	1.145	05/25/34	8,956	7,573,608
New Century Home Equity Loan Trust, Ser. 2004-2, Class A4(b)	Aaa	0.810	08/25/34	2,430	1,996,952
New Century Home Equity Loan Trust, Ser. 2004-3, Class M1(b)	Aa1	1.190	11/25/34	12,150	9,303,036
New Century Home Equity Loan Trust, Ser. 2004-4, Class M1(b)	Aa1	0.770	02/25/35	17,258	15,082,212
Option One Mortgage Loan Trust, Ser. 2002-6, Class M1(b)	A3	1.385	11/25/32	253	169,219
Option One Mortgage Loan Trust, Ser. 2003-2, Class A2(b)	Aaa	0.860	04/25/33	2,201	1,875,975
Option One Mortgage Loan Trust, Ser. 2003-5, Class A2(b)	Aaa	0.900	08/25/33	747	619,267
Option One Mortgage Loan Trust, Ser. 2003-6, Class A2(b)	Aaa	0.590	11/25/33	2,268	1,964,447
Option One Mortgage Loan Trust, Ser. 2004-1, Class M1(b)	Aa2	1.160	01/25/34	2,830	2,405,485
Option One Mortgage Loan Trust, Ser. 2005-3, Class M1(b)	A1	0.730	08/25/35	2,460	1,968,499
Park Place Securities, Inc., Ser. 2004-WCW1, Class M2(b)	Aa3	0.940	09/25/34	1,500	1,399,877
Popular ABS Mortgage Pass-Through Trust, Ser. 2004-4, Class M1	Aa2	5.181	09/25/34	1,705	1,318,958

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Residential Mortgage Asset-Backed Securities (cont’d.)
Popular ABS Mortgage Pass-Through Trust, Ser. 2005-5, Class AF4	Caa2	5.297%	11/25/35	$2,250	$1,962,984
Popular ABS Mortgage Pass-Through Trust, Ser. 2005-B, Class M1(b)	Aa3	0.740	08/25/35	3,701	3,445,729
Popular ABS Mortgage Pass-Through Trust, Ser. 2006-B, Class A3(b)	Ba3	0.540	05/25/36	2,897	2,538,539
Quest Trust, Home Equity Loan, Ser. 2006-X1, Class A2, 144A(b)	Caa3	0.450	03/25/36	8,068	4,138,306
Quest Trust, Home Equity Loan, Ser. 2006-X2, Class A2, 144A(b)	Ca	0.550	08/25/36	6,000	1,874,820
Renaissance Home Equity Loan Trust, Home Equity Loan, Ser. 2003-1, Class A(b)	Aaa	1.120	06/25/33	658	584,556
Renaissance Home Equity Loan Trust, Home Equity Loan, Ser. 2004-1, Class M2(b)	A2	1.510	05/25/34	492	253,551
Residential Asset Mortgage Products, Inc., Ser. 2004-RS3, Class AI4(b)	Aaa	5.335	03/25/34	824	692,189
Residential Asset Mortgage Products, Inc., Ser. 2004-RS8, Class AI5	Aa3	5.980	08/25/34	15,000	14,263,500
Residential Asset Securities Corp., Home Equity Loan, Ser. 2005-EMX5, Class A3(b)	C	0.590	12/25/35	3,427	643,556
Residential Asset Securities Corp., Ser. 2003-KS11, Class AI5	Aaa	5.550	01/25/34	4,600	4,561,926
Residential Asset Securities Corp., Ser. 2004-KS1, Class AI5	Aaa	5.221	02/25/34	4,000	3,802,000
Residential Asset Securities Corp., Ser. 2004-KS3, Class AI5	Aa2	4.770	04/25/34	7,750	7,279,312

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	35

Portfolio of Investments

as of January 31, 2011 continued

	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Residential Mortgage Asset-Backed Securities (cont’d.)
Residential Asset Securities Corp., Ser. 2004-KS5, Class AI5	Aa3	5.600%	06/25/34	$10,308	$9,999,038
Residential Asset Securities Corp., Ser. 2006-KS1, Class A4(b)	Caa2	0.560	02/25/36	470	345,712
Residential Asset Securities Corp., Ser. 2006-KS7, Class A2(b)	A2	0.360	09/25/36	608	602,913
Residential Asset Securities Corp., Ser. 2007-KS1, Class A4(b)	C	0.480	01/25/37	7,316	1,995,585
Residential Asset Securities Corp., Ser. 2007-KS2, Class AI4(b)	C	0.480	02/25/37	7,500	2,029,807
Salomon Brothers Mortgage Securities VII, Inc., Ser. 2002-CIT1, Class M1(b)	AA-(a)	1.355	03/25/32	6,916	5,213,483
Saxon Asset Securities Trust, Ser. 2001-2, Class M1(b)	Baa1	1.055	03/25/31	849	544,314
Saxon Asset Securities Trust, Ser. 2001-3, Class M1(b)	A3	1.430	07/25/31	594	405,318
Saxon Asset Securities Trust, Ser. 2003-2, Class AF5	Aaa	5.022	08/25/32	2,609	2,444,989
Saxon Asset Securities Trust, Ser. 2003-3, Class M2(b)	A2	1.860	12/26/33	198	119,315
Saxon Asset Securities Trust, Ser. 2004-1, Class M1(b)	Aa2	1.055	03/25/35	1,626	1,327,899
Saxon Asset Securities Trust, Ser. 2004-2, Class MF1	Aa2	5.500	08/25/35	2,153	1,511,938
Saxon Asset Securities Trust, Ser. 2005-3, Class M1(b)	Aa3	0.720	11/25/35	7,309	5,850,716
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-NC1, Class M1(b)	Aa2	1.040	02/25/34	7,719	6,352,015
Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3(b)	Ca	0.510	05/25/36	5,050	1,953,638

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Residential Mortgage Asset-Backed Securities (cont’d.)
Specialty Underwriting & Residential Finance, Ser. 2003-BC1, Class M1(b)	Aa2	1.460%	01/25/34	$949	$826,314
Specialty Underwriting & Residential Finance, Ser. 2003-BC3, Class M1(b)	Aaa	1.235	08/25/34	10,428	8,428,931
Specialty Underwriting & Residential Finance, Ser. 2004-BC1, Class M1(b)	Aa2	1.025	02/25/35	1,934	1,643,696
Specialty Underwriting & Residential Finance, Ser. 2004-BC4, Class A1B(b)	Aaa	0.660	10/25/35	832	700,966
Specialty Underwriting & Residential Finance, Ser. 2006-BC1, Class A2C(b)	Ba3	0.460	12/26/36	1,501	1,405,007
Structured Asset Investment Loan Trust, Ser. 2003-BC1, Class A2(b)	AAA(a)	0.940	01/25/33	363	309,507
Structured Asset Investment Loan Trust, Ser. 2003-BC10, Class A4(b)	AAA(a)	1.260	10/25/33	10,448	8,938,564
Structured Asset Investment Loan Trust, Ser. 2004-2, Class A4(b)	AAA(a)	0.965	03/25/34	14,910	12,004,128
Structured Asset Investment Loan Trust, Ser. 2004-4, Class A4(b)	AAA(a)	1.060	04/25/34	3,782	3,425,890
Structured Asset Investment Loan Trust, Ser. 2004-7, Class A8(b)	AAA(a)	1.460	08/25/34	1,400	1,019,029
Structured Asset Securities Corp., Ser. 2006-OW1, Class A4, 144A(b)	CCC(a)	0.460	12/26/35	1,109	824,205
Wells Fargo Home Equity Trust, Ser. 2004-1, Class 1A(b)	Aaa	0.560	04/25/34	6,247	5,356,360
Wells Fargo Home Equity Trust, Ser. 2004-1, Class 2A1(b)	Aaa	0.560	04/25/34	7,240	6,225,452

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	37

Portfolio of Investments

as of January 31, 2011 continued

	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Residential Mortgage Asset-Backed Securities (cont’d.)
Wells Fargo Home Equity Trust, Ser. 2004-2, Class A21B(b)	Aaa	0.680%	05/25/34	$235	$200,866

					641,702,162

Total asset backed securities (cost $1,453,326,866)					1,413,791,945

COMMERCIAL MORTGAGE-BACKED SECURITIES 17.6%
Banc of America Commercial Mortgage, Inc., Ser. 2005-1, Class A3	AAA(a)	4.877	11/10/42	1,126	1,127,823
Banc of America Commercial Mortgage, Inc., Ser. 2007-2, Class A2(b)	AAA(a)	5.634	04/10/49	5,033	5,260,994
Banc of America Commercial Mortgage, Inc., Ser. 2007-2, Class A2FL, 144A(b)	AAA(a)	0.411	04/10/49	50,000	45,974,975
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2FL, 144A(b)	Aaa	0.431	06/10/49	25,000	24,028,410
Banc of America Commercial Mortgage, Inc., Ser. 2007-5, Class A3	AAA(a)	5.620	02/10/51	5,000	5,268,615
Bear Stearns Commercial Mortgage Securities, Ser. 2003-PWR2, Class A3	AAA(a)	4.834	05/11/39	1,729	1,756,757
Bear Stearns Commercial Mortgage Securities, Ser. 2006-BBA7, Class A1, 144A(b)	Aaa	0.371	03/15/19	4,641	4,580,463
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW11, Class A4(b)	AAA(a)	5.454	03/11/39	4,740	5,136,056
Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class A3	AAA(a)	5.736	06/11/50	22,000	22,908,987
Citigroup Commercial Mortgage Trust, Ser. 2006-C5, Class A3	Aaa	5.431	10/15/49	10,000	10,483,661

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

COMMERCIAL MORTGAGE-BACKED SECURITIES (cont’d.)
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2005-CD1, Class A2FL(b)	Aaa	0.381%	07/15/44	$9,393	$9,260,829
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A2	Aaa	5.408	01/15/46	1,043	1,042,087
Commercial Mortgage Pass-Through Certificates, Ser. 2006-CN2A, Class A2FL, 144A(b)	A(a)	0.481	02/05/19	3,000	2,957,328
Commercial Mortgage Pass-Through Certificates, Ser. 2005-C6, Class A2	Aaa	4.999	06/10/44	553	552,667
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aa2	4.832	04/15/37	12,020	12,533,800
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C6, Class A2FL(b)	Aaa	0.386	12/15/40	546	534,108
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(b)	AAA(a)	5.546	02/15/39	3,580	3,850,734
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A2(b)	AAA(a)	5.736	05/15/46	3,252	3,383,538
GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class A4(b)	AAA(a)	5.046	07/10/45	2,555	2,553,205
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A2	Aaa	5.117	04/10/37	15,140	15,318,157
Greenwich Capital Commercial Funding Corp., Ser. 2006-GG7, Class A2(b)	Aaa	5.883	07/10/38	36,745	37,028,216
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381	03/10/39	9,428	9,674,187
GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class A2(b)	AAA(a)	5.506	04/10/38	1,287	1,293,966

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	39

Portfolio of Investments

as of January 31, 2011 continued

	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

COMMERCIAL MORTGAGE-BACKED SECURITIES (cont’d.)
GS Mortgage Securities Corp. II, Ser. 2007-EOP, Class A1, 144A(b)	Aaa	0.351%	03/06/20	$9,486	$9,373,427
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-CB13, Class A2	Aaa	5.247	01/12/43	1,753	1,751,963
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A3(b)	Aaa	5.234	12/15/44	4,000	4,200,033
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A4(b)	Aaa	5.481	12/12/44	1,380	1,473,934
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A2(b)	Aaa	5.861	04/15/45	18,458	18,623,330
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP8, Class A3FL(b)	Aaa	0.421	05/15/45	20,000	17,762,556
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB19, Class A2(b)	Aaa	5.745	02/12/49	1,390	1,425,084
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class A3	Aaa	5.819	02/12/51	8,233	8,658,206
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(b)	Aaa	5.803	06/15/49	5,000	5,180,901
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2FL(b)	Aaa	0.401	06/15/49	50,000	47,434,520
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A2	Aaa	5.434	01/15/49	10,650	10,989,852
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A2SF(b)	Aaa	0.391	01/15/49	17,000	15,457,529
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class A2	AAA(a)	5.103	11/15/30	6,853	6,857,534

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

COMMERCIAL MORTGAGE-BACKED SECURITIES (cont’d.)
LB-UBS Commercial Mortgage Trust, Ser. 2006-C1, Class A2	AAA(a)	5.084%	02/15/31	$6,585	$6,608,600
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532	03/15/32	8,400	8,411,353
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class A2	Aaa	5.262	09/15/39	5,070	5,127,685
Merrill Lynch Floating Trust, Ser. 2006-1, Class A1, 144A(b)	Aaa	0.331	06/15/22	8,092	7,896,801
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(b)	AAA(a)	5.656	05/12/39	5,000	5,433,270
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A2(b)	Aaa	5.878	06/12/46	14,805	14,843,181
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-4, Class A2FL(b)	Aaa	0.381	12/12/49	24,493	23,848,313
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A2FL, 144A(b)	Aaa	0.361	08/12/48	35,000	33,499,634
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-6, Class A2FL, 144A(b)	Aaa	0.401	03/12/51	50,000	47,740,215
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A2FL, 144A(b)	Aaa	0.381	06/12/50	20,081	19,541,232
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-8, Class ASB(b)	AAA(a)	5.898	08/12/49	1,750	1,844,119
Morgan Stanley Capital I, Ser. 2007-IQ14, Class A2FL(b)	Aaa	0.421	04/15/49	50,000	46,123,480
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-WL7A, Class A1, 144A(b)	Aaa	0.351	09/15/21	17,846	17,413,162
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C29, Class A3	Aaa	5.313	11/15/48	25,000	26,227,915

Total commercial mortgage-backed securities (cost $631,211,876)					640,257,392

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	41

Portfolio of Investments

as of January 31, 2011 continued

	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

CORPORATE BONDS 29.8%

Aerospace & Defense 0.6%
General Dynamics Corp., Gtd. Notes	A2	1.800%	07/15/11	$20,000	$20,155,560

Automotive 0.4%
American Honda Finance Corp., Sr. Unsec’d. Notes, 144A	A1	1.625	09/20/13	15,000	15,067,020

Banking 13.4%
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A(b)	Aa3	2.074	01/30/14	30,000	29,939,280
American Express Bank FSB, Sr. Unsec’d. Notes(b)(d)	A2	0.390	05/29/12	10,544	10,516,227
American Express Travel Related Services Co., Inc., Sr. Unsec’d. Notes, 144A	A2	5.250	11/21/11	4,000	4,123,316
Australia & New Zealand Banking Group Ltd. (Australia), Sr. Notes, 144A(b)	Aa1	1.042	01/10/14	25,000	24,963,725
Bank of Nova Scotia (Canada), Ser. Cert. of Deposit(b)	Aa1	0.552	03/12/12	4,500	4,504,441
Bank of Nova Scotia (Canada), Ser. Cert. of Deposit(b)	Aa1	0.603	10/18/12	15,000	14,984,640
Barclays Bank PLC (United Kingdom)(b)	Aa3	0.721	01/17/12	25,000	24,988,100
BBVA US Senior SAU (Spain), Gtd. Notes., 144A(b)	Aa2	0.464	05/24/11	9,000	8,991,711
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A, MTN(b)	Aa1	0.586	11/04/11	30,000	30,011,250
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands (Netherlands), Gtd. Notes	Aaa	1.850	01/10/14	30,000	30,053,070
Countrywide Financial Corp., Gtd. Notes, MTN(b)	A2	0.726	05/07/12	35,000	34,842,325

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 144A(b)	Aa2	1.103%	01/17/14	$40,000	$39,941,880
ING Bank NV (Netherlands), Sr. Notes, 144A(b)	Aa3	1.623	10/18/13	25,000	24,966,150
ING Bank NV (Netherlands), Sr. Notes, 144A	Aa3	2.000	10/18/13	10,000	9,831,040
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN(b)	Aa3	0.374	02/22/12	15,000	15,010,155
JPMorgan Chase & Co., Notes, MTN(b)	Aa3	1.103	01/24/14	25,000	25,029,175
Morgan Stanley, Sr. Unsec’d. Notes(b)	A2	1.903	01/24/14	35,000	35,151,760
Morgan Stanley, Sr. Unsec’d. Notes	A2	6.750	04/15/11	10,000	10,121,190
National City Bank, Sr. Unsec’d. Notes(b)	A2	0.396	03/01/13	20,000	19,835,780
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	1.750	10/04/13	25,000	24,902,600
Royal Bank of Canada, Cert. of Deposit(b)	Aa1	0.703	06/23/11	20,000	20,018,880
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes.	Aa3	3.250	01/11/14	5,000	5,003,410
UBS AG (Switzerland), Sr. Unsec’d. Notes(b)	Aa3	1.304	01/28/14	35,000	35,000,000
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes, 144A(b)	Aa1	0.603	10/21/11	4,000	4,002,932

					486,733,037
Brokerage 0.3%
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(e)	NR	0.000	05/25/10	50,000	11,937,500

Capital Goods 0.9%
Caterpillar Financial Services Corp., Notes	A2	1.550	12/20/13	30,000	30,149,220
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN(b)	A2	1.052	06/10/11	1,707	1,711,923

					31,861,143

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	43

Portfolio of Investments

as of January 31, 2011 continued

	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

CORPORATE BONDS (Continued)

Consumer 1.2%
Clorox Co., Sr. Unsec’d. Notes	Baa1	5.000%	03/01/13	$15,000	$16,034,985
eBay, Inc., Sr. Unsec’d. Notes	A2	0.875	10/15/13	12,000	11,909,100
Procter & Gamble International Funding SCA (Luxembourg), Gtd. Notes	Aa3	1.350	08/26/11	15,000	15,109,920

					43,054,005

Electric 0.6%
FPL Group Capital, Inc., Gtd. Notes(b)	Baa1	1.182	06/17/11	10,000	10,040,030
National Rural Utilities Cooperative Finance Corp.	A1	1.125	11/01/13	10,000	9,947,560

					19,987,590

Energy-Integrated 0.8%
Shell International Finance BV (Netherlands), Gtd. Notes(b)	Aa1	0.653	06/22/12	30,000	30,142,710

Energy-Other 1.1%
Devon Financing Corp. ULS (Canada), Gtd. Notes	Baa1	6.875	09/30/11	15,000	15,608,400
Occidental Petroleum Corp., Sr. Unsec’d. Notes	A2	1.450	12/13/13	25,000	25,160,200

					40,768,600

Foods 1.1%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(b)	Baa2	1.033	03/26/13	15,000	15,140,805
PepsiAmericas, Inc., Gtd. Notes	Aa3	4.500	03/15/13	6,000	6,417,810
PepsiCo, Inc., Sr. Unsec’d. Notes	Aa3	0.875	10/25/13	20,000	19,800,160

					41,358,775
Healthcare & Pharmaceutical 2.1%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	5.600	05/15/11	10,000	10,156,430
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	1.875	06/30/11	20,000	20,139,600
Pfizer, Inc., Sr. Unsec’d. Notes(b)	A1	2.252	03/15/11	25,000	25,052,745

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
Roche Holdings, Inc., Gtd. Notes, 144A(b)	A2	2.288%	02/25/11	$10,000	$10,014,491
Teva Pharmaceutical Finance III LLC, Gtd. Notes(b)	A3	0.704	12/19/11	12,600	12,642,349

					78,005,615

Insurance 2.9%
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(d)	Aa2	1.400	02/10/12	40,000	40,371,640
MassMutual Global Funding II, Sr. Notes, 144A(b)	Aa2	0.803	09/27/13	35,000	34,953,450
Metropolitan Life Global Funding I, Sec’d. Notes, 144A(b)	Aa3	1.053	01/10/14	30,000	29,913,390

					105,238,480

Non-Captive Finance 1.1%
General Electric Capital Corp., Sr. Unsec’d. Notes(b)	Aa2	1.153	01/07/14	40,000	40,126,400

Technology 1.8%
Broadcom Corp., Sr. Unsec’d. Notes, 144A	A2	1.500	11/01/13	10,000	9,955,620
Cisco Systems, Inc., Sr. Unsec’d. Notes	A1	5.250	02/22/11	20,000	20,052,159
Dell, Inc., Sr. Unsec’d. Notes	A2	3.375	06/15/12	5,000	5,161,435
Hewlett-Packard Co., Sr. Unsec’d. Notes(b)	A2	0.427	09/13/12	18,000	18,021,492
Hewlett-Packard Co., Sr. Unsec’d. Notes(b)	A2	1.342	05/27/11	13,000	13,047,073

					66,237,779

Telecommunications 1.5%
BellSouth Corp., Gtd. Notes, 144A	A-2	4.295	04/26/11	35,000	35,310,170
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes(b)(d)	A2	2.884	05/20/11	18,000	18,141,084

					53,451,254

Total corporate bonds (cost $1,120,484,561)					1,084,125,468

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	45

Portfolio of Investments

as of January 31, 2011 continued

	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

OTHER INSTRUMENTS-AGENCY BONDS 8.0%
ANZ National International Ltd. (New Zealand), Gov’t. Liquid Gtd., 144A(b)(f)	Aaa	0.466%	08/05/11	$10,000	$10,004,120
Barclays Bank PLC (United Kingdom), Gov’t. Liquid Gtd., 144A(b)(g)	Aaa	1.103	03/05/12	30,000	30,162,930
Fih Erhvervsbank A/S (Denmark), Gov’t. Liquid Gtd., 144A(b)(h)	Aaa	0.534	08/17/12	25,500	25,638,440
Goldman Sachs Group, Inc. (The), FDIC Gtd. Notes(b)(k)		0.536	11/09/11	40,000	40,102,120
Lloyds TSB Bank PLC (United Kingdom), Gov’t. Liquid Gtd., 144A(g)	Aaa	2.300	04/01/11	35,000	35,116,705
Nationwide Building Society (United Kingdom), Gov’t. Liquid Gtd.,144A(b)(g)	Aaa	0.464	05/17/12	30,000	29,955,270
Pooled Funding Trust I, FDIC Gtd. Notes, 144A(k)		2.740	02/15/12	39,300	39,944,638
Royal Bank of Scotland PLC (The) (United Kingdom), Gov’t. Liquid Gtd., 144A, MTN(b)(g)	Aaa	0.454	10/28/11	25,000	24,971,050
Societe Financement de L’economie Francaise (France), Gov’t. Liquid Gtd., 144A(i)	Aaa	2.000	02/25/11	30,000	30,029,164
Suncorp-Metway Ltd. (Australia), Gov’t. Liquid Gtd., 144A(b)(j)	Aaa	1.553	04/15/11	25,000	25,067,875

Total other instruments-agency bonds (cost $289,887,025)					290,992,312

U.S. GOVERNMENT AGENCY 0.4%
Federal Home Loan Mortgage Corp.(d)(l)		0.340	12/12/11	5,000	4,990,405
Federal National Mortgage Association(b)		0.280	11/23/12	10,000	9,999,510

Total U.S. government agency (cost $14,979,686)					14,989,915

Total long-term investments (cost $3,509,890,014)					3,444,157,032

See Notes to Financial Statements.

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	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Shares	Value (Note 1)

SHORT-TERM INVESTMENTS 6.1%

AFFILIATED MONEY MARKET MUTUAL FUND 0.2%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $8,251,000)(Note 3)(m)				8,251,000	$8,251,000

				Principal Amount (000)
CERTIFICATES OF DEPOSIT 0.7%
Barclays Bank (cost $25,000,000)	P-1	1.000%	02/28/11	$25,000	25,013,542

COMMERCIAL PAPER 4.2%
BMW US Capital LLC, 144A(b)	P-2	0.603	07/19/11	18,000	18,002,520
Centrica PLC, 144A(l)	P-2	0.420	03/01/11	9,840	9,836,671
Centrica PLC, 144A(l)	P-2	0.400	02/14/11	10,000	9,998,444
Johnson Controls, Inc., 144A(l)	P-2	0.380	02/22/11	10,000	9,997,678
Johnson Controls, Inc., 144A(l)	P-2	0.380	02/14/11	22,700	22,696,646
National Grid USA, 144A(l)	P-2	0.480	04/05/11	10,000	9,992,500
National Grid USA, 144A(l)	P-2	0.430	03/01/11	8,450	8,447,073
Spectra Energy Capital LLC, 144A(l)	P-2	0.400	03/24/11	29,520	29,502,944
Virginia Electric and Power Co.(l)	P-2	0.380	02/23/11	4,447	4,445,920
Virginia Electric and Power Co.(l)	P-2	0.380	02/22/11	10,000	9,997,678
Vodafone Group PLC, 144A(l)	P-2	0.900	05/06/11	20,000	19,977,400

Total commercial paper (cost $152,868,806)					152,895,474

LOAN PARTICIPATIONS 1.0%

Weingarten Realty Investors (cost $35,207,000)		0.500	02/01/11	35,207	35,207,000

Total short-term investments (cost $221,326,806)					221,367,016

Total investments 100.7% (cost $3,731,216,820; Note 5)(n)					3,665,524,048
Liabilities in excess of other assets(o) (0.7)%					(26,758,795)

Net Assets 100.0%					$3,638,765,253

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	47

Portfolio of Investments

as of January 31, 2011 continued

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

LLC—Limited Liability Company

MTN—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

†	The ratings reflected are as of January 31, 2011. Ratings of certain bonds may have changed subsequent to that date.
The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.
(a)	Standard & Poor’s Rating
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2011.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(e)	Represents issuer in default on interest payments and/or principal repayment; Non-income producing security.
(f)	Guaranteed by the foreign government of New Zealand.
(g)	Guaranteed by the foreign government of United Kingdom.
(h)	Guaranteed by the foreign government of Denmark.
(i)	Guaranteed by the foreign government of France.
(j)	Guaranteed by the foreign government of Australia.
(k)	FDIC—Guaranteed issue under temporary liquidity guarantee program.
(l)	Represents zero coupon bond or step coupon bond. Rate quoted represents yield-to-maturity as of purchase date.
(m)	Prudential Investments LLC, the co-manager of the Fund, also serves as the manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(n)	As of January 31, 2011, 1 security representing $962,691 and 0.0% of the net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

See Notes to Financial Statements.

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(o)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on interest rate and credit default swap agreement as follows:

Interest rate swap agreements outstanding at January 31, 2011:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Barclays Bank PLC(a)	03/01/11	$20,000	0.493%	3 month LIBOR	$(41,442)	$—	$(41,442)
Barclays Bank PLC(a)	02/10/12	30,000	1.050	3 month LIBOR	(349,280)	—	(349,280)
Barclays Bank PLC(a)	03/03/14	20,000	2.158	3 month LIBOR	(687,875)	—	(687,875)
Barclays Bank PLC(a)	12/15/14	50,000	2.606	3 month LIBOR	(2,036,435)	2,857	(2,039,292)
Barclays Bank PLC(a)	06/15/17	8,400	2.880	3 month LIBOR	(126,686)	—	(126,686)
Barclays Bank PLC(a)	05/16/18	13,000	4.531	3 month LIBOR	(1,507,262)	—	(1,507,262)
Deutsche Bank AG(a)	04/15/11	25,000	3.735	3 month LIBOR	(452,546)	—	(452,546)
Deutsche Bank AG(a)	02/15/12	39,300	2.065	3 month LIBOR	(1,008,457)	—	(1,008,457)
Morgan Stanley Capital Services, Inc.(a)	12/15/15	25,000	2.938	3 month LIBOR	(1,030,060)	—	(1,030,060)
Morgan Stanley Capital Services, Inc.(a)	12/15/20	10,000	3.855	3 month LIBOR	(405,465)	—	(405,465)
Royal Bank of Scotland PLC(a)	10/03/13	9,200	3.991	3 month LIBOR	(820,026)	—	(820,026)
Royal Bank of Scotland PLC(a)	02/18/20	20,000	4.762	3 month LIBOR	(2,760,707)	—	(2,760,707)
UBS AG(a)	01/06/14	50,000	1.285	3 month LIBOR	(107,149)	—	(107,149)

					$(11,333,390)	$2,857	$(11,336,247)

(a)	The Fund pays the fixed rate and receives the floating rate.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	49

Portfolio of Investments

as of January 31, 2011 continued

Credit default swap agreement outstanding at January 31, 2011:

Counterparty	Termination Date	Notional Amount (000)(2)	Fixed Rate	Referenced Entity/ Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Credit Default Swap on Corporate Issues—Buy Protection(1):
Deutsche Bank AG	06/20/12	$15,000	5.050%	Bank of America Corp. 6.250%, due 04/15/12	$(997,490)	$—	$(997,490)

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

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The following is a summary of the inputs used as of January 31, 2011 in valuing such fund securities:

	Level 1	Level 2	Level 3
Investments in Securities
Non-Residential Mortgage Asset-Backed Securities	$—	$770,226,809	$1,862,974
Residential Mortgage Asset-Backed Securities	—	640,739,471	962,691
Commercial Mortgage-Backed Securities	—	640,257,392	—
Corporate Bonds	—	1,084,125,468	—
Other Instruments-Agency Bonds	—	290,992,312	—
U.S. Government Agency	—	14,989,915	—
Certificates of Deposit	—	25,013,542	—
Commercial Paper	—	152,895,474	—
Loan Participation	—	35,207,000	—
Affiliated Money Market Mutual Fund	8,251,000	—	—
Other Financial Instruments*
Credit Default Swap Agreement	—	(997,490)	—
Interest Rate Swap Agreements	—	(11,336,247)	—

Total	$8,251,000	$3,642,113,646	$2,825,665

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2011 were as follows:

Non-Residential Mortgage Asset-Backed Securities	21.2%
Commercial Mortgage-Backed Securities	17.6
Residential Mortgage Asset-Backed Securities	17.6
Banking	13.4
Other Instruments-Agency Bonds	8.0
Commercial Paper	4.2
Insurance	2.9
Healthcare & Pharmaceutical	2.1
Technology	1.8
Telecommunications	1.5
Consumer	1.2
Energy—Other	1.1
Foods	1.1
Non-Captive Finance	1.1
Loan Participation	1.0
Capital Goods	0.9

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	51

Portfolio of Investments

as of January 31, 2011 continued

Energy—Integrated	0.8%
Certificates of Deposit	0.7
Aerospace & Defense	0.6
Electric	0.6
Automotive	0.4
U.S. Government Agency	0.4
Brokerage	0.3
Affiliated Money Market Mutual Fund	0.2

100.7
Liabilities in excess of other assets	(0.7)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Credit contracts	—	$—	Unrealized depreciation on swap agreements	$997,490
Interest rate contracts	Premium paid for swap agreements	2,857	Unrealized depreciation on swap agreements	11,336,247

Total		$2,857		$12,333,737

See Notes to Financial Statements.

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The effects of derivative instruments on the Statement of Operations for the year ended January 31, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Swaps
Credit contracts	$5,159,715
Interest rate contracts	(10,475,136)

Total	$(5,315,421)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Swaps
Credit contracts	$(5,223,361)
Interest rate contracts	173,424

Total	$(5,049,937)

For the year ended January 31, 2011, the Fund’s average volume of derivative activities is as follows:

Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))
$364,940	$34,860

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	53

Statement of Assets and Liabilities

as of January 31, 2011

Assets
Investments at value:
Unaffiliated investments (cost $3,722,965,820)	$3,657,273,048
Affiliated investments (cost $8,251,000)	8,251,000
Cash	223,370
Receivable for investments sold	10,184,303
Dividend and interest receivable	8,350,579
Prepaid expenses	39,190
Premium paid for swap agreements	2,857

Total assets	3,684,324,347

Liabilities
Payable for investments purchased	31,927,504
Unrealized depreciation on swap agreements	12,333,737
Dividend payable	1,157,433
Accrued expenses	76,306
Management fee payable	47,447
Affiliated transfer agent fee payable	16,667

Total liabilities	45,559,094

Net Assets	$3,638,765,253

Net assets were comprised of:
Common stock, at par	$403,730
Paid-in capital in excess of par	4,020,184,538

4,020,588,268
Undistributed net investment income	4,169,157
Accumulated net realized loss on investments	(307,965,663)
Net unrealized depreciation on investments	(78,026,509)

Net assets, January 31, 2011	$3,638,765,253

Net asset value, offering price and redemption price per share ($3,638,765,253 ÷ 403,729,841 shares of $.001 par value common stock issued and outstanding)	$9.01

See Notes to Financial Statements.

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Statement of Operations

Year Ended January 31, 2011

Net Investment Income
Income
Unaffiliated interest income	$62,754,346
Affiliated dividend income	204,996

Total income	62,959,342

Expenses
Management fee	594,607
Custodian’s fees and expenses	119,000
Transfer agent’s fees and expenses (including affiliated expense of $100,000) (Note 3)	100,000
Insurance expense	79,000
Legal fees and expenses	57,000
Audit fee	32,000
Reports to shareholders	13,000
Trustees’ fees	10,000
Miscellaneous	22,740

Total expenses	1,027,347

Net investment income	61,931,995

Realized And Unrealized Gain (Loss) On Investments And Swap Agreements
Net realized loss on:
Investment transactions	(32,150,665)
Swap agreement transactions	(5,315,421)

(37,466,086)

Net change in unrealized appreciation (depreciation) on:
Investments	159,670,120
Swap agreements	(5,049,937)

154,620,183

Net gain on investments	117,154,097

Net Increase In Net Assets Resulting From Operations	$179,086,092

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	55

Statement of Changes in Net Assets

	Year Ended January 31,
	2011	2010
Increase (Decrease) In Net Assets
Operations
Net investment income	$61,931,995	$67,528,865
Net realized loss on investment transactions and swap agreements	(37,466,086)	(61,938,632)
Net change in unrealized appreciation (depreciation) on investments and swap agreements	154,620,183	563,930,558

Net increase in net assets resulting from operations	179,086,092	569,520,791

Dividends from net investment income (Note 1)	(48,604,082)	(53,206,923)

Fund share transactions (Note 6)
Net proceeds from shares sold	54,655	28,526,112
Net asset value of shares issued to shareholders in reinvestment of dividends	48,335,648	53,406,257
Cost of shares reacquired	(40,467,399)	(36,370,255)

Net increase in net assets from Fund share transactions	7,922,904	45,562,114

Total increase	138,404,914	561,875,982

Net Assets:
Beginning of year	3,500,360,339	2,938,484,357

End of year(a)	$3,638,765,253	$3,500,360,339

(a) Includes undistributed net investment income of:	$4,169,157	$2,610,292

See Notes to Financial Statements.

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Notes to Financial Statements

Prudential Investment Portfolios 2 (the “Core Fund”), is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company.

The Core Fund consists of six series—the Prudential Core Taxable Money Market Fund, the Prudential Core Short-Term Bond Fund, the Short-Term Municipal Bond Fund, the National Municipal Money Market Fund, the Government Money Market Fund and the Treasury Money Market Fund (each, a Fund and collectively, the “Funds” or “Core Fund”). The Short-Term Municipal Bond Fund, the National Municipal Money Market Fund, the Government Money Market Fund and the Treasury Money Market Fund have not yet commenced operations. The Prudential Core Taxable Money Market Fund (the “Money Market Fund”) and the Prudential Core Short-Term Bond Fund (the “Short-Term Bond Fund”) commenced investment operations on April 23, 1999 and November 7, 2005, respectively.

The investment objective of the Money Market Fund is current income consistent with the preservation of capital and the maintenance of liquidity. The Money Market Fund invests primarily in money market instruments maturing in 13 months or less whose ratings are within the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality as determined by the Money Market Fund’s investment advisors. The ability of the issuers of the securities held by the Money Market Fund to meet their obligations may be affected by economic developments in a specific industry or region.

The investment objective of the Short-Term Bond Fund is income consistent with the relative stability of principal. Under normal circumstances, the Short-Term Bond Fund will invest at least 80% of its investable assets in debt obligations with maturities of three years or less. These debt obligations will include money market obligations, bonds and other fixed income debt obligations such as U.S. Government securities (including U.S. Treasury bills, notes and bonds), mortgage-backed securities, asset-backed securities, foreign securities and other short-term debt obligations. The ability of issuers of debt securities held by the Short-Term Bond Fund to meet their obligations may be affected by economic developments in a specific industry or region.

Shares of the Money Market Fund and the Short-Term Bond Fund are available only to investment companies managed by Prudential Investments LLC (“PI”) and certain

Prudential Investment Portfolios 2	57

Notes to Financial Statements

continued

investment advisory clients of the subadvisor. At January 31, 2011, 100% of the shares outstanding were owned by such entities of which 1 shareholder held 5.0% of outstanding shares of the Short-Term Bond Fund and 2 shareholders held collectively 11.0% of outstanding shares of the Money Market Fund.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.

Securities Valuation: The Money Market Fund values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Trustees. For the Short-Term Bond Fund, securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. For the Short-Term Bond Fund, short-term debt

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securities which mature in more than sixty days are valued at fair value. Short-term debt securities of sufficient credit quality which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method values a security at its cost at the time of purchase and there after assumes a constant amortization to maturity of any discount or premium.

The Money Market Fund may hold up to 10% and the Short Term Bond Fund may hold up to 15% of their respective net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is each Fund’s policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Swap Agreements: The Short-Term Bond Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at reporting date, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap

Prudential Investment Portfolios 2	59

Notes to Financial Statements

continued

contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund purchased credit default swaps to provide a measure of protection against defaults of the issuers. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market risk and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements,

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securities may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of January 31, 2011, the Fund has not met conditions under such agreements that give the counterparty the right to call for an early termination.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount and debt securities as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Federal Income Taxes: For federal income tax purposes, each Fund is treated as a separate taxpaying entity. It is the Money Market Fund and the Short-Term Bond Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Money Market Fund declares all of its net investment income and net realized short-term capital gains, if any, as dividends daily to its shareholders of record at the time of such declaration. The Short-Term Bond Fund declares all of its net investment income as dividends daily and pays monthly to its shareholders of record at the time of such declaration. Distributions of net realized capital gains, if any, are made annually. Dividends and capital gain distributions are determined in accordance with federal income tax regulations which differ from generally accepted accounting principles.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Prudential Investment Portfolios 2	61

Notes to Financial Statements

continued

Note 2. Agreements

The Funds have a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Funds. In connection therewith, PIM is obligated to keep certain books and records of the Funds. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Funds. The Funds bear all other costs and expenses.

For its services, PI will be reimbursed for its direct costs, exclusive of any profit or overhead. The costs are accrued daily payable monthly. For the year ended January 31, 2011, the costs were at an effective annual rate of .006% for the Money Market Fund and .017% for the Short-Term Bond Fund.

PI and PIM are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the transfer agent of each Fund. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Short-Term Bond Fund invests in the Money Market Fund which is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

The Short-Term Bond Fund’s purchases and sales of investment securities, other than short-term investments, for the year ended January 31, 2011, aggregated $1,586,479,799 and $1,343,550,221, respectively.

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Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income and accumulated net realized gain/loss on investments on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized gain/loss on investments. For the year ended January 31, 2011, the adjustment for the Taxable Money Market Fund was to increase undistributed net investment income and to decrease accumulated net realized gain on investments by $229,275 due to reclassification of dividends. For the year ended January 31, 2011, the adjustment for the Short-Term Bond Fund was to decrease undistributed net investment income and to decrease accumulated net realized loss on investments by $11,769,048 due to reclassification of paydown gains/losses and swap income. Net investment income, net realized gain/loss and net assets were not affected by this change.

The tax character of distributions paid during the year ended January 31, 2011 were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Total Distributions
Taxable Money Market Fund	$53,316,319	$—	$53,316,319
Short-Term Bond Fund	$48,604,082	—	$48,604,082

The tax character of distributions paid during the year ended January 31, 2010 were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Total Distributions
Taxable Money Market Fund	$80,035,082	$10,529	$80,045,611
Short-Term Bond Fund	$53,206,923	—	$53,206,923

As of January 31, 2011, the accumulated undistributed earnings on a tax basis were as follows:

Fund	Accumulated Ordinary Income
Taxable Money Market Fund*	$1,230,721
Short-Term Bond Fund**	$3,234,984

*	includes a timing difference of $1,216,847 for dividends payable.
**	includes a timing difference of $1,157,433 for dividends payable.

Prudential Investment Portfolios 2	63

Notes to Financial Statements

continued

The United States federal income tax basis of the investments and the net unrealized depreciation for the Short-Term Bond Fund as of January 31, 2011 was as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation	Other Cost Basis Adjustments	Total Net Unrealized Depreciation
$3,731,411,002	$92,044,965	$(157,744,228)	$(65,699,263)	$(12,333,737)	$(78,033,000)

The difference between book basis and tax basis and other cost basis adjustments are primarily attributable to appreciation (depreciation) of swaps.

For federal income tax purposes, Short-Term Bond Fund had a capital loss carryforward as of January 31, 2011 of approximately $300,403,000, of which $8,441,000 expires in 2016, $115,725,000 expires in 2017, $157,486,000 expires in 2018 and $18,751,000 expires in 2019. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforwards. It is uncertain whether Short-Term Bond Fund will be able to realize the full benefit prior to the expiration date. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses incurred will be required to be utilized prior to the utilization of losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Short-Term Bond Fund elects to treat post-October capital losses of approximately $7,563,000 as having been incurred in the following year (January 31, 2012).

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

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Note 6. Capital

	Prudential Core Taxable Money Market Fund		Prudential Core Short-Term Bond Fund
	Shares	Amount	Shares	Amount
Year ended January 31, 2011:
Shares sold	170,175,973,637	$170,175,973,637	6,155	$54,655
Shares issued in reinvestment of distributions	32,266,870	32,266,870	5,461,007	48,335,648
Shares reacquired	(167,165,351,538)	(167,165,351,538)	(4,540,627)	(40,467,399)

Net increase in shares outstanding	3,042,888,969	$3,042,888,969	926,535	$7,922,904

Year ended January 31, 2010:
Shares sold	131,467,259,564	$131,467,259,564	3,507,840	$28,526,112
Shares issued in reinvestment of distributions	55,496,687	55,496,687	6,740,455	53,406,257
Shares reacquired	(129,355,873,479)	(129,355,873,479)	(4,700,720)	(36,370,255)

Net increase in shares outstanding	2,166,882,772	$2,166,882,772	5,547,575	$45,562,114

Note 7. Borrowings

The Short-Term Bond Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Funds pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Prior to December 17, 2010, the Funds had another Syndicated Credit Agreement (the “Expired SCA”) of a $500 million commitment with an annualized commitment fee of 0.15% of the unused portion. Interest on any borrowings under these SCA’s is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly. The Short-Term Bond Fund did not borrow any amounts pursuant to the SCA during the year ended January 31, 2011.

Prudential Investment Portfolios 2	65

Financial Highlights

PRUDENTIAL INVESTMENT PORTFOLIOS 2

Prudential Core Taxable Money Market Fund
	Year Ended January 31,
	2011		2010	2009	2008	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.00		$1.00	$1.00	$1.00	$1.00
Net investment income and net realized gains	-	(b)	.01	.03	.05	.05
Dividends and distributions to shareholders	-	(b)	(.01)	(.03)	(.05)	(.05)
Net asset value, end of year	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(a):	.27%		.50%	2.61%	5.43%	5.23%

Ratios/Supplemental Data:
Net assets, end of year (000)	$20,569,201		$17,526,308	$15,359,279	$24,536,580	$16,691,034
Average net assets (000)	$20,000,768		$16,683,486	$22,364,588	$20,733,978	$15,454,186
Ratios to average net assets:
Expenses	.01%		.01%	.01%	.01%	.02%
Net investment income	.27%		.48%	2.66%	5.29%	5.12%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Less than $.005 per share.

See Notes to Financial Statements.

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PRUDENTIAL INVESTMENT PORTFOLIOS 2

Prudential Core Short-Term Bond Fund
	Year Ended January 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$8.69	$7.40	$9.32	$10.01	$10.00
Income (loss) from investment operations:
Net investment income	.15	.17	.33	.55	.54
Net realized and unrealized gain (loss) on investment transactions	.29	1.25	(1.93)	(.69)	.01
Total from investment operations	.44	1.42	(1.60)	(.14)	.55
Less Dividends
Dividends from net investment income	(.12)	(.13)	(.32)	(.55)	(.54)
Net asset value, end of year	$9.01	$8.69	$7.40	$9.32	$10.01
Total Return(a):	5.10%	19.41%	(17.57)%	(1.48)%	5.61%

Ratios/Supplemental Data:
Net assets, end of year (000)	$3,638,765	$3,500,360	$2,938,484	$3,660,970	$3,060,691
Average net assets (000)	$3,570,455	$3,189,152	$3,367,022	$3,711,731	$1,314,770
Ratios to average net assets(c):
Expenses	.03%	.03%	.02%	.02% (b)	.03%	(b)
Net investment income	1.73%	2.12%	3.85%	5.63% (b)	5.52%	(b)
Portfolio turnover rate	43%	39%	28%	53%	31%

(a) Total return is calculated assuming purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b) The Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes and brokerage commissions). The Manager will reimburse the Fund .035% of average daily net assets. If the Manager had not reimbursed the Fund, the expenses and the net investment income ratios would have been .06% and 5.60%, respectively, for the year ended January 31, 2008 and .07% and 5.49%, respectively, for the year ended January 31, 2007.

(c) Does not include the expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

Prudential Investment Portfolios 2	67

Report of Independent Registered Public

Accounting Firm

The Board of Trustees and Shareholders

Prudential Investment Portfolios 2:

We have audited the accompanying statements of assets and liabilities of Prudential Core Taxable Money Market Fund and Prudential Core Short-Term Bond Fund (hereafter referred to as the “Funds”), each a series of Prudential Investment Portfolios 2, including the portfolios of investments, as of January 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2011, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of January 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York

March 21, 2011

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Federal Income Tax Information

(Unaudited)

We are required by the Internal Revenue Code of 1986, as amended (the “Code”), to advise you within 60 days of the Funds’ year end (January 31, 2011) as to the federal tax status of dividends and distributions paid by the Fund’ during such fiscal year.

We are advising you that during the year end January 31, 2011, the Short-Term Bond Fund paid ordinary income dividends of $0.12 per share.

For the year ended January 31, 2011, the Taxable Money Market Fund and Short-Term Bond Fund designate the maximum amount allowable but not less than 100% and 87.79%, respectively as interest-related dividends in accordance with Sections 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

In January 2012, you will be advised on IRS 1099 DIV or substitute Form 1099, as to the Federal tax status of the distributions received by you in calendar year 2011.

Prudential Investment Portfolios 2	69

MANAGEMENT OF THE FUND

(Unaudited)

Information about Fund Directors/Trustees (referred to herein as “Board Members”) and Fund Officers is set forth below. Board Members who are not deemed to be “interested persons,” as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors or trustees of investment companies by the 1940 Act.

Independent Board Members (1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Kevin J. Bannon (58) Board Member Portfolios Overseen: 60

Managing Director (since April 2008) and Chief Investment Officer (since October 2008) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.

Director of Urstadt Biddle Properties (since September 2008).
Linda W. Bynoe (58) Board Member Portfolios Overseen: 60

President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989- February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co (broker-dealer).

Director of Simon Property Group, Inc. (retail real estate) (since May 2003); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009); formerly Director of Dynegy Inc. (power generation) (September 2002-May 2006).

Michael S. Hyland, CFA (65) Board Member Portfolios Overseen: 60

Independent Consultant (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).

None.

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Douglas H. McCorkindale (71) Board Member Portfolios Overseen: 60

Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).

Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).
Stephen P. Munn (68) Board Member Portfolios Overseen: 60	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	Lead Director (since 2007) of Carlisle Companies Incorporated (manufacturer of industrial products).
Richard A. Redeker (67) Board Member & Independent Chair Portfolios Overseen: 60

Retired Mutual Fund Senior Executive (43 years); Management Consultant; Independent Directors Council (organization of 2,800 Independent Mutual Fund Directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.

None.
Robin B. Smith (71) Board Member Portfolios Overseen: 60

Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); Member of the Board of Directors of ADLPartner (since December 2010); formerly Chairman and Chief Executive Officer (August 1996- January 2003) of Publishers Clearing House.

Formerly Director of BellSouth Corporation (telecommunications) (1992-2006).
Stephen G. Stoneburn (67) Board Member Portfolios Overseen: 60

President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc (1975-1989).

None.

Prudential Investment Portfolios 2

Interested Board Members (1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Judy A. Rice (63) Board Member & President Portfolios Overseen: 60

President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (since February 2003) of Prudential Investments LLC; President, Chief Executive Officer and Officer-In-Charge (since April 2003) of Prudential Mutual Fund Services LLC; Executive Vice President (since December 2008) of Prudential Investment Management Services LLC; Member of the Board of Directors of Jennison Associates LLC (since November 2010); formerly Vice President (February 1999-April 2006) of Prudential Investment Management Services LLC; formerly President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (May 2003-June 2005) and Director (May 2003-March 2006) and Executive Vice President (June 2005-March 2006) of AST Investment Services, Inc.; Member of Board of Governors of the Investment Company Institute.

None.
Scott E. Benjamin (37) Board Member & Vice President Portfolios Overseen: 60

Executive Vice President (since June 2009) of Prudential Investments LLC and Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).

None.

(1)

The year in which each individual joined the Fund's Board is as follows: Linda W. Bynoe, 2005; Douglas H. McCorkindale, 2003, Richard A. Redeker, 2003; Robin B. Smith, 1999; Stephen G. Stoneburn, 1999; Kevin J. Bannon, 2008; Michael S. Hyland, 2008; Stephen P. Munn, 2008; Judy A. Rice, Board Member since 2000 and President since 2003; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

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Fund Officers (a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Kathryn L. Quirk (58) Chief Legal Officer

Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of PI and Prudential Mutual Fund Services LLC; Vice President and Corporate Counsel (since June 2005) and Secretary (since February 2006) of AST Investment Services, Inc.; formerly Senior Vice President and Assistant Secretary (November 2004-August 2005) of PI; formerly Assistant Secretary (June 2005-February 2006) of AST Investment Services, Inc.; formerly Managing Director, General Counsel, Chief Compliance Officer, Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.

Deborah A. Docs (53) Secretary

Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PI; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Jonathan D. Shain (52) Assistant Secretary

Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PI; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Claudia DiGiacomo (36) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).
John P. Schwartz (39) Assistant Secretary	Vice President and Corporate Counsel (since April 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1997-2005).
Andrew R. French (48) Assistant Secretary

Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PI; Vice President and Assistant Secretary (since January 2007) of PMFS.

Timothy J. Knierim (52) Chief Compliance Officer	Chief Compliance Officer of Prudential Investment Management, Inc. (since July 2007); formerly Chief Risk Officer of PIM and PI (2002-2007) and formerly Chief Ethics Officer of PIM and PI (2006-2007).
Valerie M. Simpson (52) Deputy Chief Compliance Officer	Chief Compliance Officer (since April 2007) of PI and AST Investment Services, Inc.; formerly Vice President-Financial Reporting (June 1999-March 2006) for Prudential Life and Annuities Finance.
Theresa C. Thompson (48) Deputy Chief Compliance Officer	Vice President, Compliance, PI (since April 2004); and Director, Compliance, PI (2001-2004).

Prudential Investment Portfolios 2

Richard W. Kinville (42) Anti-Money Laundering Compliance Officer

Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial's Internal Audit Department and Manager in AXA's Anti-Money Laundering Office (January 1999- January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009 ).

Grace C. Torres (51) Treasurer and Principal Financial and Accounting Officer

Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of PI; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.

M. Sadiq Peshimam (47) Assistant Treasurer	Vice President (since 2005) of Prudential Investments LLC.
Peter Parrella (52) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).

(a)	Excludes Ms. Rice and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.
(a)	Excludes Ms. Rice and Mr. Benjamin, interested Board Members who serve as President and Vice President, respectively.
(1)	The year that each individual became a Fund officer is as follows:

Kathryn L. Quirk, 2005; Deborah A. Docs, 2005; Jonathan D. Shain, 2005; Claudia DiGiacomo, 2005; John P. Schwartz, 2006; Andrew R. French, 2006; Timothy J. Knierim, 2007; Valerie M. Simpson, 2007; Theresa C. Thompson, 2008; Grace C. Torres, 1999; M. Sadiq Peshimam, 2006; Peter Parrella, 2007; Richard W. Kinville, 2011.

Explanatory Notes

•	Board Members are deemed to be "Interested," as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.

•

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31st of the year in which they reach the age of 75.

•

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

•

“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which PI serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, The Prudential Series Fund, Prudential's Gibraltar Fund, Inc. and the Advanced Series Trust.

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Item 2 – Code of Ethics – – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 973-367-7521, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Stephen P. Munn, member of the Board's Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended January 31, 2011 and January 31, 2010, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $54,500 and $53,500 respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

Not applicable for the fiscal year ended January 31, 2011. During the fiscal year ended January 31, 2010, KPMG, the Registrant’s principal accountant, billed the Registrant $1,558 for professional services rendered in connection with agreed upon procedures performed related to a custody conversion

(c) Tax Fees

None.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-

approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e)(2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

One hundred percent of the services described in Item 4(b) was approved by the audit committee.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	Non-Audit Fees

Not applicable to Registrant for the fiscal years 2011 and 2010. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2011 and 2010 was $0 and $0, respectively.

(h)	Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

(a)	It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/Deborah A. Docs
Deborah A. Docs
Secretary

Date:	March 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date:	March 21, 2011

By:	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	March 21, 2011